                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 2/28/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2006 (UNAUDITED)

PAR
AMOUNT
(000)                             DESCRIPTION                            COUPON   MATURITY       VALUE
-------   -----------------------------------------------------------   -------   --------   ------------
          MUNICIPAL BONDS 98.9%
          ALABAMA 1.3%
$ 1,000   Alabama Spl Care Fac Fin Auth Methodist Home for the Aging      6.300%  06/01/24   $  1,026,460
  4,500   Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City
          Fiber Co (AMT)                                                  6.450   12/01/23      4,623,705
  8,055   Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City
          Fiber Co (AMT)                                                  6.450   12/01/23      8,295,603
  3,000   Butler, AL Indl Dev Brd Solid GA Pacific Corp Proj Rfdg
          (AMT)                                                           5.750   09/01/28      3,012,000
  4,000   Colbert Cnty Northwest Auth Hlthcare Fac                        5.750   06/01/27      4,139,040
  3,280   Courtland, AL Indl Dev Brd Environmental Impt Rev Intl
          Paper Co Proj Ser A Rfdg (AMT)                                  5.800   05/01/22      3,478,899
  7,000   Courtland, AL Indl Dev Brd Environmental Impt Rev Intl
          Paper Co Proj Ser B (AMT)                                       6.250   08/01/25      7,463,120
  1,235   Courtland, AL Indl Dev Brd Solid Waste Disp Champion Intl
          Corp Proj Rfdg (AMT)                                            6.000   08/01/29      1,290,748
  2,460   Huntsville Carlton Cove, AL Carlton Cove Inc Proj Ser A (a)     8.000   11/15/19      1,238,881
  5,000   Huntsville Carlton Cove, AL Carlton Cove Inc Proj Ser A         8.125   11/15/31      2,511,550
  4,000   Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Ser A         8.125   12/01/26      3,650,520
  7,500   Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Ser A         8.250   12/01/32      6,814,125
  1,250   Phenix Cnty, AL Environmental Impt Rev Rfdg (AMT)               6.350   05/15/35      1,346,462
 10,000   University AL Gen Rev Drivers Ser 529 (Inverse Fltg)
          (Acquired 10/05/04, Cost $10,301,478) (MBIA Insd) (a) (b)       6.490   07/01/12     11,021,700
                                                                                             ------------
                                                                                               59,912,813
                                                                                             ------------
          ALASKA 0.3%
    830   Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)     5.800   01/01/18        809,482
  3,545   Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)     5.875   01/01/32      3,364,028
  2,000   Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport
          (AMT) (Acquired 05/17/01, Cost $2,000,451) (b)                  8.125   05/01/31      1,906,540
  7,690   Juneau, AK City & Boro Nonrecourse Saint Ann's Care Ctr
          Proj                                                            6.875   12/01/25      7,603,026
                                                                                             ------------
                                                                                               13,683,076
                                                                                             ------------
          ARIZONA 3.0%
  5,000   Arizona Hlth Fac Auth Rev Terraces Proj Ser A                   7.500   11/15/23      5,641,950
  9,000   Arizona Hlth Fac Auth Rev Terraces Proj Ser A                   7.750   11/15/33     10,179,000
  6,850   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med
          Ctr Ser A Rfdg                                                  7.250   12/01/19      7,541,370
  3,000   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med
          Ctr Ser A Rfdg                                                  7.125   12/01/24      3,283,620
  6,750   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med
          Ctr Ser A Rfdg                                                  7.625   12/01/29      7,497,967
  2,895   Cochise Cnty, AZ Indl Dev Auth Sierra Vista Regl Hlth Ctr
          Proj                                                            7.750   12/01/30      3,221,643

  1,475   Coconino Cnty, AZ Pollutn Ctl Corp Rev Tucson Elec Pwr
          Navajo Ser A (AMT)                                              7.125   10/01/32      1,545,667
  5,950   Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ
          Proj                                                            7.500   03/01/35      6,492,045
  1,000   Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ
          Proj                                                            6.300   09/01/38      1,005,980
  7,320   Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ
          Ser A                                                           6.200   09/01/28      7,378,780
  5,500   Maricopa Cnty, AZ Indl Dev Auth Multi-Family Hsg Rev Natl
          Hlth Fac II Proj Ser B (Acquired 01/05/98, Cost $5,500,000)
          (b) (d)                                                         6.625   07/01/33      4,292,860
  2,830   Maricopa Cnty, AZ Indl Dev Christian Care Mesa Inc Proj Ser
          A (Prerefunded @ 04/01/07)                                      7.750   04/01/15      3,003,083
 11,745   Maricopa Cnty, AZ Indl Dev Christian Care Mesa Inc Proj Ser
          A (Prerefunded @ 04/01/07)                                      7.875   04/01/27     12,474,952
  5,200   Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Ser A Rfdg       6.375   08/15/29      5,347,108
  3,500   Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Ser A Rfdg       6.500   08/15/31      3,610,040
    800   Phoenix, AZ Indl Dev Auth Arpt Fac Rev America West Airl
          Inc Proj (AMT)                                                  6.250   06/01/19        669,504
  4,225   Pima Cnty, AZ Indl Dev Auth Ed Fac Premier & Air Co             7.000   09/01/35      4,243,843
  2,905   Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur Charter Sch
          Proj (a)                                                        7.750   08/01/33      2,953,194
  3,030   Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch
          Dist (a)                                                        7.500   11/01/33      3,092,115
  1,000   Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch
          Proj                                                            6.750   11/01/33      1,016,220
  4,345   Pima Cnty, AZ Indl Dev Auth Fac Rev Desert Heights Charter
          Sch (a)                                                         7.500   08/01/33      4,512,456
  3,500   Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch Proj      7.500   02/01/34      3,544,835
  6,750   Pima Cnty, AZ Indl Dev Auth Rev La Posada at Park Ctr Ser A     7.000   05/15/27      6,993,405
    900   Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev           6.500   12/01/12        914,067
  1,000   Sundance Cmnty Fac Dist AZ (Acquired 09/17/04,
          Cost $1,000,000) (b)                                            6.250   07/15/29      1,091,450
  3,621   Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 2
          (Acquired 04/29/03, Cost $3,641,066) (b)                        7.125   07/01/27      4,071,380
    929   Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 3        6.500   07/01/29      1,016,066
  3,150   Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living Ser A
          (AMT)                                                           6.500   07/01/31      2,718,576
  7,600   Verrado Cmnty Fac Dist No 1 AZ                                  6.500   07/15/27      8,372,160
  4,000   Vistancia Cmnty Fac Dist AZ                                     6.750   07/15/22      4,310,240
  4,000   Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev Yavapai Regl
          Med Ctr Ser A                                                   6.000   08/01/33      4,310,920
                                                                                              -----------
                                                                                              136,346,496
                                                                                              -----------
          CALIFORNIA 7.2%
    960   Abag Fin Auth For Nonprofit Corps CA Ctf Partn (Prerefunded
          @ 11/15/08)                                                     6.375   11/15/15      1,021,901
  3,455   Abag Fin Auth For Nonprofit Corps CA Ctf Partn (Prerefunded
          @ 11/15/08)                                                     6.375   11/15/28      3,766,088
  1,000   Abag Fin Auth Nonprofit Corp CA American Baptist Homes Ser
          A Rfdg                                                          5.850   10/01/27      1,008,070
  3,200   Abag Fin Auth Nonprofit Corp CA American Baptist Homes Ser
          A Rfdg                                                          6.200   10/01/27      3,264,704
  4,165   Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty Fac Dist No
          2002-1 (LOC: American Express Co.)                              6.500   09/01/33      4,449,345
  4,935   Beaumont, CA Fin Auth Loc Agy Rev Ser A                         7.000   09/01/33      5,563,275
  1,875   Beaumont, CA Fin Auth Loc Agy Rev Ser D                         5.800   09/01/35      1,967,512
  3,000   Blythe, CA Redev Agy Proj                                       5.750   05/01/34      3,133,410

  1,500   Brentwood, CA Infrastructure CIFP 2004-1                        5.875   09/02/34      1,545,690
  5,000   California Cnty, CA Tob Securitization Agy Tob LA Cnty (f)    0/5.450   06/01/28      3,918,600
  5,000   California Cnty, CA Tob Securitization Agy Tob LA Cnty (f)    0/5.600   06/01/36      3,904,200
  2,020   California Ed Fac Auth Rev Pacific Graduate Sch of Psych
          (Acquired 06/07/96, Cost $2,082,357) (a) (b)                    8.000   11/01/21      2,088,498
 10,450   California Hlth Fac Fin Auth Rev Hlth Fac Adventist Hlth
          Sys Ser A                                                       5.000   03/01/33     10,632,143
  5,000   California St                                                   5.250   02/01/29      5,323,300
  5,000   California St                                                   5.000   02/01/33      5,164,100
    150   California St                                                   5.250   09/01/26        158,361
  5,000   California St Drivers Ser 519 (Inverse Fltg)
          (Acquired 09/22/04, Cost $5,214,564) (MBIA Insd) (a) (b)        6.500   02/01/31      5,436,350
  9,840   California St Drivers Ser 997 (Inverse Fltg)
          (Acquired 07/12/05, Cost $11,346,831) (AMBAC Insd) (a) (b)      6.500   09/01/12     10,817,210
  6,590   California St Rites Ser A (Inverse Fltg)
          (Acquired 06/28/05, Cost $6,590,000) (a) (b)                    7.324   06/01/26      7,282,477
  6,905   California St Rites Ser B (Inverse Fltg)
          (Acquired 06/28/05, Cost $6,905,000) (a) (b)                    7.324   06/01/27      7,566,154
  7,230   California St Rites Ser C (Inverse Fltg)
          (Acquired 06/28/05, Cost $7,230,000) (a) (b)                    7.324   06/01/28      7,899,787
  2,575   California St Rites Ser D (Inverse Fltg)
          (Acquired 06/28/05, Cost $2,575,000) (a) (b)                    7.324   06/01/29      2,809,557
  2,840   California Statewide Cmnty Dev Auth Multi-Family Rev Hsg
          Heritage Pointe Sr Apt Ser QQ (AMT) (Acquired 02/19/02,
          Cost $2,871,358) (b)                                            7.500   10/01/26      2,929,914
  5,000   California Statewide Cmnty Dev Auth Rev Daughters of
          Charity Hlth Ser A                                              5.000   07/01/39      5,038,300
  4,000   California Statewide Cmnty Dev Auth Rev Elder Care Alliance
          Ser A                                                           8.000   11/15/22      4,230,280
  2,000   California Statewide Cmnty Dev Auth Rev Notre Dame De
          Namur Univ                                                      6.500   10/01/23      2,065,660
  2,500   California Statewide Cmnty Dev Auth Rev Notre Dame De
          Namur Univ                                                      6.625   10/01/33      2,587,050
  5,000   California Statewide Cmnty Dev Auth Rev San Francisco Art
          Institute (Acquired 07/05/02, Cost $5,000,000) (b)              7.375   04/01/32      5,234,750
  5,500   California Statewide Cmnty Dev Auth Rev Thomas Jefferson
          Sch of Law (Prerefunded @ 10/01/11)                             7.750   10/01/31      6,574,755
  3,220   California Statewide Cmnty Hosp Napa Vly Proj Ser A             7.000   01/01/34      3,369,569
  2,000   California Statewide Cmnty Insd Hlth Fac LA Jewish Home
          (CA MTG Insd)                                                   5.500   11/15/33      2,139,080
  1,360   Chino, CA Fac Dist No 3 Impt Area 1                             5.750   09/01/34      1,417,066
  2,850   Contra Costa Cnty, CA Multi-Family Hsg Rev (AMT)
          (Acquired 06/08/99, Cost $2,850,000) (b)                        6.750   12/01/30      3,000,223
  1,500   Corona Norco, CA Uni Sch D Ser A                                5.700   09/01/29      1,548,885
  1,905   Fontana, CA Spl Tax Cmnty Fac Dist No 11 Ser B                  6.500   09/01/28      2,035,778
  3,695   Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra                 5.850   09/01/25      3,875,242
  3,000   Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra                 6.000   09/01/34      3,177,060
  2,250   Golden St Tob Securitization Corp CA Tob Settlement Rev
          Ser A-1                                                         6.625   06/01/40      2,515,747
 15,685   Golden St Tob Securitization Ser 2003 A-1                       6.750   06/01/39     17,687,974
  1,000   Imperial Beach, CA Pub Palm Ave Coml Redev Proj Ser A           5.850   06/01/28      1,034,200
  3,000   Imperial Beach, CA Pub Palm Ave Coml Redev Proj Ser A           6.000   06/01/33      3,105,840
    885   Indio, CA Pub Fin Auth Rev Tax Increment
          (Prerefunded @ 08/15/06)                                        6.500   08/15/27        910,196

 1,500   Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area Ser B    6.375   08/15/33     1,619,940
 1,000   Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area Ser B    6.500   08/15/34     1,085,580
 1,000   Irvine, CA Impt Bd Act 1915 Assmt Dist No 00 18 Grp 4       5.375   09/02/26     1,031,650
 1,500   Irvine, CA Impt Bd Act 1915 Assmt Dist No 03 19 Grp 2       5.500   09/02/29     1,547,805
 4,000   Jurupa, CA Cmnty Svcs Dist Spl Cmnty Fac Dist No 4 Ser A    5.700   09/01/34     4,128,120
 3,500   La Verne, CA Ctf Partn Brethren Hillcrest Homes Ser B       6.625   02/15/25     3,856,825
 2,290   Lake Elsinore, CA Pub Fin Auth Loc Agy Rev Ser F            7.100   09/01/20     2,430,927
 2,500   Lincoln, CA Spl Tax Cmnty Fac Dist No 2003 Ser 1            6.000   09/01/34     2,680,500
 1,000   Los Angeles, CA Cmnty Fac Dist Spl Tax No 3 Cascades
         Business Pk                                                 6.400   09/01/22     1,041,580
 5,415   Los Angeles, CA Regl Arpt Impt Corp Lease Rev Fac
         Sublease Contl Airl (AMT)                                   9.250   08/01/24     5,459,674
 3,250   Los Angeles, CA Regl Arpt Impt Corp Lease Rev Fac
         Sublease LA Intl Ser A-1 Rfdg                               7.125   12/01/24     3,346,427
 3,000   Los Angeles, CA Regl Arpt Impt Corp Lease Rev Ser C
         (AMT)                                                       7.000   12/01/12     3,094,770
10,700   Los Angeles, CA Regl Arpt Impt Corp Lease Rev Ser C
         (AMT)                                                       7.500   12/01/24    11,100,822
 9,000   Los Angeles, CA Rites PA 1270 (Inverse Fltg) (Acquired
         08/09/04, Cost $10,247,756) (MBIA Insd) (a) (b)             7.353   03/01/12    10,560,510
 6,595   Millbrae, CA Residential Fac Rev Magnolia of Millbrae
         Proj Ser A (AMT)                                            7.375   09/01/27     6,887,422
 1,000   Moreno Valley, CA Spl Tax Towngate Cmnty Fac Dist 87-1      7.125   10/01/23     1,002,150
 2,000   Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area Ser B   6.000   09/01/34     2,118,040
 3,645   Norco, CA Spl Tax Cmnty Fac Dist No 01-1                    6.750   09/01/22     4,063,592
 1,000   Oakley, CA Pub Fin Auth Rev                                 6.000   09/02/28     1,030,170
 1,000   Oakley, CA Pub Fin Auth Rev                                 6.000   09/02/34     1,032,020
 4,000   Perris, CA Cmnty Fac Dist Spl Tax No 01-2 Ser A             6.375   09/01/32     4,340,560
 2,000   Perris, CA Pub Fin Auth Loc Agy Rev Ser D                   7.875   09/01/25     2,045,900
 2,700   Reedley, CA Ctf Partn (Prerefunded @ 10/01/06)              7.500   10/01/26     2,807,730
 1,845   Riverside, CA Uni Sch Dist Tax Cmnty Fac Dist 15 Impt
         Area 1                                                      5.600   09/01/34     1,903,653
 2,000   San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101     6.600   09/01/27     2,172,340
 2,630   San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101     6.650   09/01/32     2,853,340
 8,120   San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Ser A
         (AMT)                                                       6.400   12/01/41     7,968,075
 1,000   San Marcos, CA Pub Fac Auth Ser A                           5.650   09/01/36     1,028,180
10,000   San Marcos, CA Pub Fac Auth Ser B                           6.200   09/01/35    10,492,600
 1,000   Snowline, CA Jt Uni Sch Dist No 2002 1 Ser A                5.400   09/01/34     1,018,080
 7,000   Southern CA Logistics Arpt Auth Proj                        6.250   12/01/33     7,347,480
10,000   Tobacco Securitization Auth Northn CA Tob Settlement Rev
         Ser A-1                                                     5.500   06/01/45    10,213,700
 1,665   Torrance, CA Hosp Rev Torrance Memorial Med Ctr Ser A       5.500   06/01/31     1,754,344
 1,600   Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc      5.375   10/15/34     1,639,856
 1,000   Upland, CA Cmnty Fac Dist 2003 San Antonio Impt 1 A         5.900   09/01/24     1,054,800
 1,500   Upland, CA Cmnty Fac Dist 2003 San Antonio Impt 1 A         6.000   09/01/34     1,575,225
 7,115   Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien
         Rfdg                                                        6.250   10/01/28     7,494,656
 2,000   Vallejo, CA Ctf Partn Touro Univ                            7.250   06/01/16     2,159,120

 3,790   Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist Ser A   5.800   09/01/31     3,892,936
 4,000   Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake           6.250   09/01/34     4,350,480
 1,060   Yuba City, CA Redev Agy Tax Hsg Set Aside Ser B (a)         6.000   09/01/31     1,124,056
 1,880   Yuba City, CA Redev Agy Tax Hsg Set Aside Ser B (a)         6.000   09/01/39     1,981,689
                                                                                        -----------
                                                                                        323,535,625
                                                                                        -----------
         COLORADO 3.3%
 2,175   Antelope Heights Met Dist CO                                8.000   12/01/23     2,396,110
 1,540   Arvada, CO Multi-Family Rev Hsg Arvada Nightingale Proj
         Rfdg (AMT) (Acquired 04/16/99, Cost $1,561,191) (b)         6.250   12/01/18     1,541,263
 1,060   Beacon Pt Met Dist Co Ser A                                 6.125   12/01/25     1,074,246
 1,005   Beacon Pt Met Dist Co Ser A                                 6.250   12/01/35     1,015,844
 1,845   Bradburn Met Dist No 3 CO                                   7.500   12/01/33     1,983,910
 1,890   Briargate Ctr Business Impt Dist CO Ser A                   7.450   12/01/32     2,000,943
 2,410   Briargate Ctr Business Impt Dist CO Spl Assmt Rev Impt
         Dist No 02-1 Ser B                                          7.400   12/01/27     2,536,838
 2,886   Bromley Pk Met Dist CO No 2                                 8.050   12/01/32     3,108,828
 2,000   Bromley Pk Met Dist CO No 2 Ser B                           8.050   12/01/32     2,154,420
 4,720   Broomfield Vlg Met Dist No 2 CO Impt Rfdg                   6.250   12/01/32     4,730,478
 4,835   Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier
         Academy                                                     7.375   06/01/31     5,009,350
 2,500   Colorado Ed & Cultural Fac Auth Rev Charter Sch Platte
         Academy Ser A (Prerefunded @ 03/01/10)                      7.250   03/01/32     2,844,575
 1,005   Colorado Ed & Cultural Fac Auth Rev Denver Academy Ser A
         Rfdg                                                        7.000   11/01/23     1,106,505
   810   Colorado Ed & Cultural Fac Auth Rev Denver Academy Ser A
         Rfdg                                                        7.125   11/01/28       895,423
 2,165   Colorado Ed & Cultural Fac Montessori Sch of Denver Proj    7.500   06/01/22     2,307,998
 1,100   Colorado Hlth Fac Auth Hlth & Residential Care Fac
         Volunteers of Amer Ser A                                    6.000   07/01/29     1,121,241
 1,000   Colorado Hlth Fac Auth Rev Baptist Home Assn Ser A          6.250   08/15/13       981,900
 5,500   Colorado Hlth Fac Auth Rev Baptist Home Assn Ser A          6.375   08/15/24     5,278,350
 1,000   Colorado Hlth Fac Auth Rev Baptist Home Assn Ser B          7.250   08/15/27       995,250
 1,590   Colorado Hlth Fac Auth Rev Christian Living Campus Ser A    6.850   01/01/15     1,630,656
 3,000   Colorado Hlth Fac Auth Rev Christian Living Campus Ser A    6.750   01/01/30     3,022,050
 1,000   Colorado Hlth Fac Auth Rev Evangelical Lutheran Ser A       5.250   06/01/34     1,031,890
 4,250   Colorado Hlth Fac Auth Rev Impt Volunteers Ser A Rfdg       5.875   07/01/28     4,307,162
   590   Colorado Hlth Fac Auth Rev Sr Living Fac Eaton Ter Ser A    6.800   07/01/09       609,653
 3,250   Colorado Hlth Fac Auth Rev Sr Living Fac Eaton Ter Ser A
         (a)                                                         7.250   07/01/22     3,351,692
   325   Colorado Hsg Fin Auth Single Family Pgm Sr B2 (AMT)         6.800   04/01/30       330,570
 3,000   Cottonwood Wtr & Santn Dist CO Ser A Rfdg                   7.750   12/01/20     3,098,580
 2,750   Denver, CO Hlth & Hosp Auth Ser A Rfdg                      6.250   12/01/33     3,053,957
 1,600   Eagle Cnty, CO Air Term Corp Rev Arpt Term Proj (AMT)       7.500   05/01/21     1,621,216
 1,545   Eagle Cnty, CO Air Term Corp Ser A (AMT)                    7.000   05/01/21     1,628,631
 1,455   Eagle Cnty, CO Air Term Corp Ser A (AMT)                    7.125   05/01/31     1,535,127
 2,930   Eagle Riverview Affordable Hsg Corp CO Multi-Family Rev
         Ser A (a)                                                   6.300   07/01/29     3,051,800

 1,735   Eaglebend, CO Affordable Hsg Corp Multi-Family Rev Hsg
         Proj Ser A                                                  6.400   07/01/17     1,761,060
 1,500   Eaglebend, CO Affordable Hsg Corp Multi-Family Rev Hsg
         Proj Ser A                                                  6.450   07/01/21     1,517,985
 3,000   Elk Valley, CO Pub Impt Pub Impt Fee Ser A                  7.350   09/01/31     3,194,010
 5,300   Fronterra Vlg Met Dist CO (a)                               8.050   12/01/31     5,865,669
 1,150   High Plains Met Dist CO Ser A                               6.125   12/01/25     1,183,039
 1,750   High Plains Met Dist CO Ser A                               6.250   12/01/35     1,805,895
 4,500   La Plata Cnty, CO Rec Fac Rev Durango Mtn Resort Proj Ser
         A Rfdg                                                      6.875   02/01/12     4,551,930
 3,805   Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj Ser A
         (AMT)                                                       7.000   10/01/18     3,090,459
   405   Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj Ser B (a)   6.125   10/01/08       347,271
 6,660   Lake Creek Affordable Hsg Corp Hsg Proj Ser A Rfdg          6.250   12/01/23     6,920,739
 6,200   Montrose Cnty, CO Hlthcare Fac Rev Homestead at Montrose
         Ser A                                                       7.000   02/01/38     6,408,692
 4,185   Montrose, CO Mem Hosp Brd                                   6.000   12/01/28     4,496,322
 3,000   Montrose, CO Mem Hosp Brd                                   6.000   12/01/33     3,218,370
 1,000   Neu Towne Met Dist CO                                       7.250   12/01/34     1,073,850
 2,750   North Range Met Dist No 1 CO (Acquired 12/07/01, Cost
         $2,670,361) (b)                                             7.250   12/15/31     2,915,330
 6,450   Northwest, CO Met Dist No 3 Ltd Tax                         6.250   12/01/35     6,656,013
 6,775   Rampart Range Met Dist No 1 CO Rev Rampart Range Met
         Dist No 2 Proj                                              7.750   12/01/26     7,334,479
 1,950   Rendezvous Residential Met Dist CO                          8.000   12/01/21     2,070,276
 1,000   Serenity Ridge Met Dist No 2                                7.500   12/01/34     1,090,590
    54   Skyland Met Dist CO Gunnison Cnty Rfdg                      6.750   12/01/22        55,729
   750   Snowmass Vlg, CO Multi-Family Hsg Rev Ser A Rfdg            8.000   09/01/14       750,322
 2,000   Southlands, CO Med Dist Met Dist No 1                       7.125   12/01/34     2,187,780
   637   Tallyns Reach Met Dist No 2                                 6.375   12/01/23       657,747
   925   Tallyns Reach Met Dist No 3                                 6.625   12/01/23       969,381
 1,000   Tallyns Reach Met Dist No 3                                 6.750   12/01/33     1,039,260
 4,790   Vista Ridge Met Dist CO                                     7.500   12/01/31     5,086,166
                                                                                        -----------
                                                                                        147,604,820
                                                                                        -----------
         CONNECTICUT 0.4%
 3,405   Connecticut St Dev Auth First Mtg Gross Rev Hlthcare Proj
         The Elm Pk Baptist Inc Proj                                 5.850   12/01/33     3,620,673
 1,500   Connecticut St Dev Auth Indl Afco Cargo Bdl LLC Proj
         (AMT)                                                       8.000   04/01/30     1,623,405
   500   Connecticut St Dev Auth Mystic Marinelife Aquar Proj Ser
         A                                                           7.000   12/01/27       511,820
 3,660   Connecticut St Hlth & Ed Fac Auth Rev Saint Mary's Hosp
         Issue Ser E                                                 5.875   07/01/22     3,665,710
 3,000   Connecticut St Hlth & Ed Fac Auth Rev Windham Cmnty Mem
         Hosp Ser C                                                  6.000   07/01/20     3,054,480
 1,560   Greenwich, CT Hsg Auth Multi-Family Rev Hsg Greenwich
         Close Ser B                                                 7.500   09/01/27     1,561,217
 1,140   Manchester, CT Redev Agy Multi-Family Mtg Rev Bennet Hsg
         Dev Rfdg (Acquired 09/05/96, Cost $1,081,799) (a) (b)       7.200   12/01/18     1,140,080
 2,585   New Britain, CT Hsg Auth Multi-Family Rev Hsg Franklin
         Square Manor Proj (AMT) (a)                                 7.000   07/01/21     2,881,680
 1,010   New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal Energies
         (AMT)                                                       7.250   07/01/09     1,013,515
                                                                                        -----------
                                                                                         19,072,580
                                                                                        -----------
         DELAWARE 0.1%
 4,135   Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr
         Assoc Proj (AMT)                                            6.250   06/01/28     4,190,781
                                                                                        -----------
         DISTRICT OF COLUMBIA 0.0%

 1,545   District of Columbia Rev Methodist Home Issue               6.000   01/01/29    1,569,442
                                                                                        ----------
         FLORIDA 11.3%
 1,800   Anthem Pk Cmnty Dev Dist FL Cap                             5.800   05/01/36    1,833,768
10,300   Beacon Lakes, FL Cmnty Dev Ser A                            6.900   05/01/35   10,908,009
 1,000   Bellalago Ed Fac Benefits Dev Ser B                         5.800   05/01/34    1,032,810
 2,000   Bluewaters Cmnty Dev Dist of FL                             6.000   05/01/35    2,099,760
   230   Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev Ser B          6.750   05/01/07      234,572
 3,000   Boca Raton, FL Hsg Auth Mtg Hsg Rev First Lien Banyan
         Place Sr Living Ser A                                       7.150   04/01/31    3,051,750
   910   Boca Raton, FL Hsg Auth Mtg Hsg Rev Second Lien Banyan
         Place Sr Living Ser B (a)                                   8.700   10/01/32      936,545
 3,000   Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt             7.375   05/01/34    3,290,010
 5,000   Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt             7.500   05/01/34    5,515,550
 1,500   Brighton Lakes Cmnty Dev Dist Ser A                         6.125   05/01/35    1,578,285
 3,500   Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)              5.750   01/01/32    3,555,440
 2,500   Capital Tr Agy FL Rev Sub Orlando Proj (AMT)                6.750   01/01/32    2,586,750
 3,880   Championsgate Cmnty Dev Dist Ser A                          6.250   05/01/20    3,988,485
 2,395   Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg           6.250   08/15/23    2,636,655
 2,500   Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg           6.375   08/15/32    2,737,125
 1,500   City Ctr Cmnty Dev Dist FL Spl Assmt Rev Ser A              6.125   05/01/36    1,508,295
 2,000   Connerton West Cmnty Dev FL Ser A                           5.950   05/01/36    2,065,940
 2,400   Culter Cay, FL Cmnty Dev Dist                               6.300   05/01/34    2,571,480
 2,970   Double Branch Cmnty Dev Dist FL Spl Assmt Ser A             6.700   05/01/34    3,232,845
 9,250   Escambia Cnty, FL Environmental Impt Rev Ser A (AMT)        5.750   11/01/27    9,588,550
10,000   Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt Rev Ser A
         (Acquired 05/28/03, Cost $9,965,746) (b)                    6.375   05/01/35   10,630,700
 3,580   Fishhawk Cmnty Dev Dist of FL Spl Assmt Rev (Prerefunded
         @ 05/01/06)                                                 7.625   05/01/18    3,674,584
 2,000   Fleming Is Plantation Cmnty Ser B                           7.375   05/01/31    2,162,860
 4,475   Florida Hsg Fin Corp Multi-Family Hsg Whistlers Cove Apt
         Proj (AMT)                                                  6.500   01/01/39    4,050,501
 7,910   Florida Hsg Fin Corp Multi-Family Rev Mtg Cutler Glen &
         Meadows Ser U (a)                                           6.500   10/01/33    7,990,840
 4,785   Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt Ser C (AMT)    6.610   07/01/38    4,976,926
 9,210   Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt Ser G
         (AMT)                                                       6.600   07/01/38    9,522,127
11,620   Florida Hsg Fin Corp Rev Hsg Westbrook Apt Ser U-1
         (AMT) (a)                                                   6.450   01/01/39   12,030,186
 5,820   Florida Hsg Fin Corp Rev Hsg Westchase Apt Ser B (AMT)      6.610   07/01/38    6,008,219
 2,790   Greater Orlando Aviation Auth Orlando FL Arpt Fac Rev Spl
         Purple Jetblue Airway Corp (AMT)                            6.375   11/15/26    2,800,602
 2,000   Greyhawk Landing Cmnty Dev Dist FL Spl Assmt Rev Ser A      7.000   05/01/33    2,183,080
   235   Heritage Harbor Cmnty Dev Dist FL Rev Rec                   7.750   05/01/23      235,169
   850   Heritage Harbor Cmnty Dev Dist FL Rev Spl Assmt Ser A       6.700   05/01/19      868,360
 3,000   Hialeah Gardens, FL Indl Dev Rev Waterford Convales Ctr
         Ser A Rfdg                                                  8.250   12/01/14    3,003,450
 2,000   Highlands, FL Cmnty Dev Dist                                5.550   05/01/36    2,026,360
11,500   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth
         Ser D                                                       5.375   11/15/35   12,039,005
 1,500   Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj
         Ser A (AMT)                                                 7.375   07/01/40    1,614,270

 5,200   Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen
         Hosp Proj Ser B                                             5.250   10/01/34    5,424,796
 8,450   Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa
         Elec Co Proj                                                5.500   10/01/23    8,736,539
 1,405   Homestead, FL Indl Dev Rev Brookwood Gardens Ctr Proj Ser
         A Rfdg                                                      8.250   12/01/14    1,406,855
 1,820   Islands at Doral FL                                         6.375   05/01/35    1,957,101
 3,000   Islands at Doral III Cmnty Ser 2004 A                       5.900   05/01/35    3,099,690
10,000   Jea, FL Wtr & Swr Sys Rev Drivers Ser 805 (Inverse Fltg)
         (Acquired 03/22/05, Cost $9,779,566) (MBIA Insd) (b)        5.990   10/01/12   10,313,800
 2,420   Kendall Breeze Cmnty Dev Dist (a)                           6.700   11/01/23    2,643,051
 3,190   Kendall Breeze Cmnty Dev Dist (a)                           6.625   11/01/33    3,457,545
 1,445   Keys Cove Cmnty Dev Dist FL                                 5.875   05/01/35    1,510,155
 1,005   Lake Bernadette, FL Cmnty Dev Dist Spl Assmt Rev Ser A      8.000   05/01/17    1,013,231
 8,895   Largo, FL Sun Coast Hlth Sys Rev Hosp Rfdg                  6.300   03/01/20    8,894,733
   230   Lee Cnty, FL Indl Dev Auth Econ Rev Encore Nursing Ctr
         Partn Rfdg                                                  8.125   12/01/07      230,241
 3,150   Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove
         Hlthpk Ser A                                                6.375   10/01/25    3,226,702
 6,000   Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove
         Hlthpk Ser A                                                6.750   10/01/32    6,383,160
 5,900   Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall
         Ser A Rfdg                                                  6.750   09/01/28    6,120,247
 2,910   Marshall Creek Cmnty Dev Dist FL Spl Assmt Ser A
         (Acquired 06/12/00, Cost $2,921,749) (b)                    7.650   05/01/32    3,176,498
   105   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr
         FL Proj                                                     5.375   11/15/18      106,971
 3,605   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr
         FL Proj                                                     5.375   11/15/28    3,621,799
 5,000   Miami Beach, FL Hlth Fac Auth Hosp Mt Sinai Med Ctr FL
         Rfdg (Acquired 04/26/04, Cost $4,823,445) (b)               6.750   11/15/29    5,605,850
 2,540   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr
         Ser A                                                       6.125   11/15/11    2,731,160
 1,000   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr
         Ser A                                                       6.700   11/15/19    1,102,610
 3,465   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr
         Ser A                                                       6.800   11/15/31    3,805,991
15,000   Miami Dade Cnty, FL Aviation Rev Rites (Inverse Fltg)
         (Acquired 06/22/05, Cost $16,433,700) (FGIC Insd) (a) (b)   7.361   10/01/37   16,384,350
12,500   Miami Dade Cnty, FL Sch Brd Drivers Ser 534 (Inverse
         Fltg) (Acquired 10/06/04, Cost $13,694,750) (FGIC Insd)
         (a) (b)                                                     6.490   08/01/11   13,642,000
 3,480   Midtown Miami, FL Cmnty Dev Dist Pkg Garage Proj Ser A      6.250   05/01/37    3,709,784
 6,520   Midtown Miami, FL Cmnty Dev Ser B                           6.500   05/01/37    7,089,326
 5,020   Miromar Lakes Cmnty Dev Dist Ser B Rfdg                     7.250   05/01/12    5,428,377
 1,575   Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Ser A Rfdg     5.250   08/15/13    1,570,543
 3,000   Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Ser A Rfdg     5.750   08/15/18    3,028,920
 3,000   Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Ser A Rfdg     6.750   08/15/25    3,103,950
 2,500   New Port Tampa Bay Cmnty Dev Spl Assmt Ser A                5.875   05/01/38    2,502,800
   275   North Broward, FL Hosp Dist Rev Impt                        6.000   01/15/31      293,782
 2,725   North Broward, FL Hosp Dist Rev Impt (Prerefunded @
         01/15/11)                                                   6.000   01/15/31    3,038,484
 1,453   North Springs, FL Impt Dist Spl Assmt Rev                   7.000   05/01/19    1,486,448
 2,345   Northern Palm Beach Cnty Dist FL Impt Wtr Ctl & Impt Unit
         Dev No 16 Rfdg                                              7.500   08/01/24    2,532,600
 2,500   Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt
         Unit Dev No 16                                              7.000   08/01/32    2,701,175

 4,420   Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt
         Unit Dev No 2A                                              6.400   08/01/33    4,621,685
 1,500   Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt
         Unit Dev No 43                                              6.125   08/01/31    1,548,045
    75   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando
         Lutheran Twr Rfdg (Escrowed to Maturity)                    8.125   07/01/06       76,145
 2,035   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando
         Lutheran Twr Rfdg (Prerefunded @ 07/01/06)                  8.400   07/01/14    2,126,616
 3,325   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando
         Lutheran Twr Rfdg (Prerefunded @ 07/01/06)                  8.625   07/01/20    3,477,152
 5,000   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando
         Lutheran Twr Rfdg (Prerefunded @ 07/01/06)                  8.750   07/01/26    5,230,850
 1,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys
         (Prerefunded @ 11/15/10)                                    6.375   11/15/20    1,124,930
 2,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys
         (Prerefunded @ 11/15/10)                                    6.500   11/15/30    2,260,600
 4,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl Hlthcare Sys
         Ser E                                                       6.000   10/01/26    4,222,000
   755   Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care    6.500   04/01/12      782,535
 2,000   Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care    6.600   04/01/24    2,069,000
 2,165   Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace Apt Proj
         Ser C                                                       7.375   04/01/28    2,339,109
 4,190   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg
         Governors Manor Apt F-4                                     7.250   10/01/31    4,487,197
   855   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake
         Davis Apt Proj F-1                                          7.250   10/01/31      915,645
   220   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake
         Jennie Phase I Proj F-2 (a)                                 7.250   10/01/31      235,605
   860   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake
         Jennie Phase II Proj F-3                                    7.250   10/01/31      921,000
   350   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg
         Mellonville Trace Apt F-5 (a)                               7.250   10/01/31      374,825
 2,535   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands
         Inc Proj Ser A (Acquired 06/19/95, 11/24/99, 03/31/00,
         Cost $2,550,979) (b)                                        8.000   10/01/25    2,738,003
 1,850   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands
         Inc Proj Ser A (Acquired 06/19/95, Cost $1,918,465)
         (a) (b)                                                     7.875   10/01/15    2,023,067
 2,445   Overoaks, FL Cmnty Dev Dist Cap Impt Rev                    8.250   05/01/17    2,512,604
 1,000   Overoaks, FL Cmnty Dev Dist Ser A                           6.125   05/01/35    1,055,150
 9,900   Palm Beach Cnty, FL Hsg Fin Auth Multi-Family Hsg Lake
         Delray Apt Proj Ser A (AMT)                                 6.400   01/01/31   10,314,315
 1,900   Parklands Lee Cmnty Dev Dist Ser A                          5.800   05/01/35    1,955,366
 4,025   Parklands West Cmnty Dev Dist Spl Assmt Ser A               6.900   05/01/32    4,325,506
    20   Parklands West Cmnty Dev Dist Spl Assmt Ser B               6.000   05/01/06       20,044
 1,280   Pentathlon Cmnty Dev Dist Spl Assmt Rev FL (a)              6.700   11/01/23    1,392,691
 1,720   Pentathlon Cmnty Dev Dist Spl Assmt Rev FL (a)              6.750   11/01/33    1,859,062
 4,925   Pier Park, FL Cmnty Dev Dist Ser 1                          7.150   05/01/34    5,269,602
 2,810   Pine Air Lakes Cmnty Dev Dist FL Spl Assmt Rev              7.250   05/01/33    3,048,260
 2,500   Pine Is Cmnty Dev Dist FL                                   5.750   05/01/35    2,568,450
 7,805   Pinellas Cnty, FL Ed Fac Auth Clearwtr Christian College
         Ser A Rfdg (Acquired 11/05/01, Cost $7,461,658) (a) (b)     7.250   09/01/31    8,245,514
 5,680   Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwtr Proj       6.250   06/01/34    6,046,133
   730   Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser A                7.250   05/01/19      760,558

 1,925   Poinciana Cmnty Dev Dist FL Ser A                              7.125   05/01/31     2,049,894
 8,420   Port Saint Lucie, FL Spl Assmt Rev Glassman Spl Assmt Dist
         Ser C                                                          6.750   07/01/23     8,874,427
 5,000   Reunion West Cmnty Dev Dist                                    6.250   05/01/36     5,284,550
 3,910   Saddlebrook, FL Cmnty Ser A                                    6.900   05/01/33     4,216,583
    35   Saddlebrook, FL Cmnty Ser B                                    6.250   05/01/09        35,364
 2,365   Saint John's Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint
         John's Proj Ser A                                              8.000   01/01/17     2,544,811
 6,900   Saint John's Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint
         John's Proj Ser A                                              8.000   01/01/30     7,424,607
 1,000   Saint John's Cnty, FL Indl Dev Auth Hlthcare Rev Bayview
         Proj Ser A                                                     7.100   10/01/16     1,015,440
 4,000   Saint John's Cnty, FL Indl Dev Auth Hlthcare Rev Bayview
         Proj Ser A                                                     7.100   10/01/26     4,042,800
 2,945   Sausalito Bay Cmnty Dev Dist FL Spl Assmt (a)                  6.200   05/01/35     3,117,724
 1,980   Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev Ser A           6.400   05/01/34     2,120,184
 3,000   Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev Ser A           5.875   05/01/35     3,098,880
 4,715   South Dade Venture Cmnty Dev                                   6.900   05/01/33     5,182,256
 2,115   South Lake Cnty Hosp Dist FL South Lake Hosp Inc               6.375   10/01/28     2,304,377
 3,000   South Lake Cnty Hosp Dist FL South Lake Hosp Inc               6.375   10/01/34     3,261,900
 1,500   Sterling Hill Cmnty Dev Dist FL Cap Impt & Rev Ser A           6.200   05/01/35     1,577,820
   920   Stoneybrook West Cmnty Dev Ser A                               7.000   05/01/32       985,375
   115   Stoneybrook West Cmnty Dev Ser B                               6.450   05/01/10       115,696
 1,000   Sumter Landing Cmnty Dev Dist FL Spl Assmt Rev                 6.875   05/01/23     1,087,600
 2,000   Sumter Landing Cmnty Dev Dist FL Spl Assmt Rev                 6.950   05/01/33     2,142,240
11,875   Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj     6.375   12/01/30    12,773,462
 1,745   Tamarac, FL Indl Dev Rev Sun Belt Precision Prods Inc (AMT)    6.500   08/01/17     1,723,885
 3,000   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                5.750   07/01/29     3,125,160
 1,500   Town Ctr at Palm Coast Cmnty Dev Dist FL Cap Impt Rev          6.000   05/01/36     1,551,210
 1,275   Trails at Monterey Cmnty Dev Dist FL Spl Assmt (a)             6.500   05/01/23     1,371,211
 1,715   Trails at Monterey Cmnty Dev Dist FL Spl Assmt (a)             6.750   05/01/33     1,851,600
 1,500   Turnbull Creek Cmnty Dev Dist FL Spl Assmt                     5.800   05/01/35     1,548,600
 2,578   University Square Cmnty Dev Dist FL Cap Impt Rev (Acquired
         10/07/99, Cost $2,584,284) (b)                                 6.750   05/01/20     2,786,406
 4,400   Venetian Isles, FL Ser A                                       6.750   05/01/33     4,796,880
 4,890   Verandah West Cmnty Dev Dist Cap Impt Ser B                    6.625   05/01/33     5,163,840
   900   Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser A               7.200   05/01/32       969,912
 1,950   Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser A               6.750   05/01/34     2,109,588
   965   Waterchase Cmnty Dev Dist FL Ser A                             6.700   05/01/32     1,032,946
 2,840   Waterlefe Cmnty Dev Dist FL                                    8.125   10/01/25     2,851,900
 1,328   Westchase East Cmnty, FL Dev Dist Cap Impt Rev (a)             7.500   05/01/17     1,330,500
 1,790   Westchase East Cmnty, FL Dev Dist Cap Impt Rev                 7.300   05/01/18     1,833,228
 2,000   World Commerce Cmnty Dev Dist Ser A1                           6.250   05/01/22     2,091,360
 4,325   World Commerce Cmnty Dev Dist Ser A1                           6.500   05/01/36     4,520,403
                                                                                           -----------
                                                                                           506,713,010
                                                                                           -----------

         GEORGIA 2.6%
 5,250   Americus Sumter Cnty, GA Hosp Auth Rev South GA Methodist
         Ser A Rfdg                                                     6.375   05/15/29     5,294,677
 1,370   Athens Clarke Cnty, GA Residential Care Fac for the Elderly
         Auth Rev                                                       6.350   10/01/17     1,234,575
 1,720   Athens Clarke Cnty, GA Residential Care Fac for the Elderly
         Auth Rev                                                       6.375   10/01/27     1,456,376
 2,000   Atlanta, GA Tax Alloc Atlantic Sta Proj                        7.750   12/01/14     2,159,980
 3,000   Atlanta, GA Tax Alloc Atlantic Sta Proj                        7.900   12/01/24     3,264,360
20,685   Atlanta, GA Urban Residential Fin Auth Multi-Family Rev Hsg
         Peachtree Tr Ctf Partn Ser A (a)                               4.000   10/01/25    18,284,713
 3,545   Atlanta, GA Urban Residential Fin Auth Multi-Family Rev
         John Eagan Proj Ser A (AMT)                                    6.750   07/01/30     3,276,892
25,000   Atlanta, GA Wtr & Waste Rev Drivers Ser 520 (Inverse Fltg)
         (Acquired 09/28/04, Cost $26,615,869) (FSA Insd) (b)           6.490   05/01/12    27,346,750
 1,000   Brunswick & Glynn Cnty, GA Dev GA Pacific Corp Proj Rfdg
         (AMT)                                                          5.550   03/01/26       986,920
 3,500   Chatham Cnty, GA Hosp Auth Rev Hosp Impt Mem Hlth Univ
         Ser A                                                          5.500   01/01/34     3,694,565
    85   Coweta Cnty, GA Residential Care Fac For The Elderly Auth
         Rev First Lien Wesley Woods Ser A (Escrowed to Maturity)       7.625   10/01/06        86,918
 1,500   Coweta Cnty, GA Residential Care Fac For The Elderly Auth
         Rev First Lien Wesley Woods Ser A (Prerefunded @ 10/01/06)     8.200   10/01/16     1,567,605
 1,500   Coweta Cnty, GA Residential Care Fac For The Elderly Auth
         Rev First Lien Wesley Woods Ser A (Prerefunded @ 10/01/06)     8.250   10/01/26     1,568,040
 5,250   Crisp Cnty, GA Dev Auth Intl Paper Co Proj Ser A Rfdg (AMT)    6.200   02/01/20     5,599,597
 2,380   De Kalb Cnty, GA Residential Care Fac For The Elderly Auth
         Rev First Lien Kings Brdg Ser A (a)                            8.150   07/01/16     2,450,186
 2,500   De Kalb Cnty, GA Residential Care Fac For The Elderly Auth
         Rev First Lien Kings Brdg Ser A                                8.250   07/01/26     2,570,750
 2,000   Effingham Cnty, GA Dev Auth Solfort James Proj (AMT)           5.625   07/01/18     1,993,680
 2,250   Effingham Cnty, GA Indl Dev Auth GA Pacific Corp Proj Rfdg     6.500   06/01/31     2,356,380
 1,000   Fulton Cnty, GA Residential Care Canterbury Crt Proj Ser A     6.125   02/15/26     1,047,650
 1,750   Fulton Cnty, GA Residential Care Canterbury Crt Proj Ser A     6.125   02/15/34     1,804,565
 1,060   Fulton Cnty, GA Residential Care Fac Elderly Auth Rev          6.900   07/01/19     1,103,184
 3,555   Fulton Cnty, GA Residential Care Saint Anne's Terrace Proj
         Rfdg                                                           7.625   12/01/33     3,937,020
 4,810   Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living
         Ser A                                                          7.000   07/01/29     4,994,319
 7,500   Georgia St Drivers Ser 494 (Inverse Fltg) (Acquired
         08/24/04, Cost $9,417,128) (a) (b)                             7.490   07/01/12     9,364,575
 2,930   Renaissance on Peachtree Unit Invt Tr Ctf GA Custody Ctf
         (Variable Rate Coupon)                                        12.178   10/01/25     2,401,750
 1,000   Richmond Cnty, GA Dev Auth Intl Paper Co Proj Ser A Rfdg
         (AMT)                                                          6.000   02/01/25     1,049,830
   270   Richmond Cnty, GA Dev Auth Nursing Home Rev Beverly
         Enterprises GA Proj Rfdg                                       8.750   06/01/11       270,000
 2,500   Rockdale Cnty, GA Dev Auth Solid Waste Disp Visy Paper Inc
         Proj (AMT)                                                     7.500   01/01/26     2,510,225
   920   Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway
         Ser A                                                          7.400   01/01/24       991,880
 3,650   Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway
         Ser A                                                          7.400   01/01/34     3,896,557
                                                                                           -----------
                                                                                           118,564,519
                                                                                           -----------

         HAWAII 0.8%
 8,500   Hawaii Pac Hlth Spl Purp Rev Ser A                             5.600   07/01/33     8,895,080
 5,300   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj
         Ser A                                                          7.400   11/15/17     6,045,657
 3,000   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj
         Ser A                                                          7.875   11/15/23     3,487,500
 2,500   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj
         Ser A                                                          8.000   11/15/33     2,907,425
 2,000   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj
         Ser C                                                          6.250   11/15/09     2,004,460
 5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser A                        6.300   07/01/22     5,422,250
 5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser A                        6.375   07/01/32     5,407,350
                                                                                           -----------
                                                                                            34,169,722
                                                                                           -----------
         IDAHO 0.1%
 4,090   Idaho Hlth Fac Auth Rev Vly Vista Care Ser A Rfdg              7.875   11/15/29     4,115,481
                                                                                           -----------
         ILLINOIS    5.4%
 3,835   Antioch Vlg, IL Spl Svc Area No 1 Spl Tax Deercrest Proj       6.625   03/01/33     4,091,945
 5,700   Antioch Vlg, IL Spl Svc Area No 2 Spl Tax Clublands Proj       6.625   03/01/33     6,081,900
 4,487   Bolingbrook, IL Spl Svc Area No 01-1                           7.375   07/01/31     4,909,047
 4,000   Bolingbrook, IL Spl Svc Area No 1 Spl Tax Augusta Vlg Proj
         (Acquired 11/13/02, Cost $4,009,000) (b)                       6.750   03/01/32     4,281,920
 3,965   Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood Ridge
         Proj                                                           7.050   03/01/31     4,266,895
 1,990   Bolingbrook, IL Spl Svc Area Ser 2004 Augusta Vlg Proj         6.250   03/01/32     2,060,048
 2,000   Carol Stream, IL First Mtg Rev Windsor Park Manor Proj Rfdg
         (Prerefunded @ 12/01/07)                                       7.200   12/01/14     2,151,460
   310   Cary, IL Spl Tax Svc Area No 1 Cambridge Ser A                 7.500   03/01/10       332,549
 1,123   Cary, IL Spl Tax Svc Area No 1 Cambridge Ser A                 7.625   03/01/30     1,258,849
   995   Chicago, IL Bala Neighborhoods Ser A (Prerefunded @
         07/01/10) (FGIC Insd)                                          6.000   01/01/28     1,102,261
 5,690   Chicago, IL Midway Arpt Rev Drivers Ser 229 (Inverse Fltg)
         (Acquired 09/19/01, Cost $5,899,111) (FSA Insd) (a) (b)        6.970   01/01/18     6,530,925
   155   Chicago, IL Neighborhoods Alive (Prerefunded @ 07/01/10)
         (FGIC Insd)                                                    6.000   01/01/28       171,709
 5,000   Chicago, IL O'Hare Intl Arpt Rev Drivers Ser 383 (Inverse
         Fltg) (AMT) (Acquired 01/14/04, Cost $5,301,837) (MBIA
         Insd) (a) (b)                                                  6.960   01/01/12     5,480,250
 6,400   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C-2
         Rfdg (AMT) (XLCA Insd)                                         5.250   01/01/34     6,673,024
 4,000   Chicago, IL Spl Assmt Lake Shore East Proj                     6.750   12/01/32     4,348,960
 1,140   Chicago, IL Tax Increment Alloc Read Dunning Ser B (ACA
         Insd)                                                          7.250   01/01/14     1,191,893
10,000   Cook County, IL Drivers Ser 559 (Inverse Fltg) (Acquired
         10/26/04, Cost $10,629,593) (MBIA Insd) (a) (b)                6.490   05/15/12    11,104,000
 5,000   Cortland, IL Spl Svc Area No 01 Spl Tax Neucort Lakes
         Proj (a)                                                       6.875   03/01/32     5,383,900
 3,000   Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj
         (Prerefunded @ 03/01/11)                                       7.750   03/01/27     3,580,620
 2,500   Godfrey, IL Rev United Methodist Vlg Ser A                     5.875   11/15/29     2,056,775
 3,250   Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp
         Rfdg                                                           6.550   11/15/29     3,077,912
 2,915   Huntley, IL Increment Alloc Rev Huntley Redev Proj Ser A       8.500   12/01/15     3,010,058
 3,987   Huntley, IL Spl Svc Area No 10 Ser A                           6.500   03/01/29     4,264,176
 4,386   Huntley, IL Spl Svc Area No 6                                  6.750   02/01/25     4,646,748

 3,850   Huntley, IL Spl Svc Area No 7 (a)                     6.300   03/01/28     4,096,284
   500   Illinois Dev Fin Auth Econ Dev Rev Latin Sch of
         Chicago Proj (Prerefunded @ 08/01/08)                 5.650   08/01/28       522,895
   110   Illinois Dev Fin Auth Rev Cmnty Fac Clinic Altgeld
         Proj                                                  8.000   11/15/06       108,637
 3,100   Illinois Dev Fin Auth Rev Midwestern Univ Ser B       6.000   05/15/31     3,334,577
 2,000   Illinois Ed Fac Auth Rev Lewis Univ                   6.000   05/15/25     2,022,620
 3,500   Illinois Ed Fac Auth Rev Lewis Univ                   6.000   10/01/24     3,512,320
 4,000   Illinois Ed Fac Auth Rev Lewis Univ                   6.125   10/01/26     4,071,160
 1,750   Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj   8.000   11/15/16     1,602,877
 2,500   Illinois Fin Auth Rev Fairview Oblig Grp Ser A Rfdg   6.125   08/15/27     2,537,600
 2,500   Illinois Fin Auth Rev Franciscan Cmntys Saint
         Joseph Ser A                                          6.000   05/15/34     2,533,925
 1,000   Illinois Fin Auth Student Hsg Rev MJH Ed Assistance
         IV Sr Ser A                                           5.125   06/01/35     1,014,710
 2,365   Illinois Hlth Fac Auth Rev Chestnut Square at Glen
         Proj Ser A (a)                                        6.625   08/15/24     2,384,842
 3,255   Illinois Hlth Fac Auth Rev Chestnut Square at Glen
         Proj Ser A (a)                                        7.000   08/15/29     3,382,043
 2,000   Illinois Hlth Fac Auth Rev Condell Med Ctr            5.500   05/15/32     2,065,080
 1,250   Illinois Hlth Fac Auth Rev Covenant Retirement
         Cmntys                                                5.875   12/01/31     1,308,325
 5,000   Illinois Hlth Fac Auth Rev Covenant Retirement
         Cmntys Ser B                                          6.125   12/01/28     5,313,000
 2,000   Illinois Hlth Fac Auth Rev Ctr Baptist Home Proj      7.125   11/15/29     2,119,460
 3,000   Illinois Hlth Fac Auth Rev Fairview Oblig Grp Ser A
         Rfdg (Prerefunded @ 08/15/06)                         7.400   08/15/23     3,109,200
 3,530   Illinois Hlth Fac Auth Rev Friendship Vlg
         Schaumburg Ser A (Prerefunded @ 12/01/07)             5.250   12/01/18     3,682,637
 1,000   Illinois Hlth Fac Auth Rev Lifelink Corp Oblig Grp
         Rfdg                                                  5.850   02/15/20       624,310
 4,295   Illinois Hlth Fac Auth Rev Lifelink Corp Oblig Grp
         Rfdg                                                  5.700   02/15/24     2,682,270
   990   Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys
         Ser A                                                 6.000   07/01/21     1,056,597
 6,000   Illinois Hlth Fac Auth Rev Lutheran Sr Ministries
         Oblig Ser A                                           7.375   08/15/31     6,475,320
 2,000   Illinois Hlth Fac Auth Rev OSF Hlthcare Sys
         (Prerefunded @ 11/15/09)                              6.250   11/15/29     2,204,500
 1,915   Illinois Hlth Fac Auth Rev Proctor Cmnty Hosp Proj    7.500   01/01/11     1,917,106
 6,750   Illinois Hlth Fac Auth Rev Saint Benedict Ser 2003
         A-1                                                   6.900   11/15/33     7,359,052
 2,650   Illinois Hlth Fac Auth Rev Ser A                      7.000   11/15/32     2,836,719
   750   Illinois Hlth Fac Auth Rev Ser A Rfdg                 6.200   08/15/23       764,812
 3,375   Illinois Hlth Fac Auth Rev Ser A Rfdg                 6.400   08/15/33     3,442,230
11,400   Illinois St Drivers Ser 605 (Inverse Fltg)
         (Acquired 11/17/04, 12/01/04, Cost $11,957,916)
         (MBIA Insd) (b)                                       6.490   09/01/12    12,635,190
 7,365   Illinois St Real Estate Lease Ctf (Acquired
         07/01/98, Cost $8,461,289) (ACA Insd) (b)             8.718   06/15/18     7,909,743
 1,825   Lincolnshire, IL Spl Svc Area Sedgebrook Proj         6.250   03/01/34     1,948,899
   935   Loves Park, IL Rev Hoosier Care Proj Ser A            7.125   06/01/34       904,556
 2,215   Manhattan, IL No 04 -1 Brookstone Springs Proj        6.100   03/01/35     2,285,193
 1,500   Metropolitan Pier & Expo II McCormick Pl Expn Proj
         A Rfdg                                                5.500   06/15/27     1,504,155
 3,990   Minooka, IL Spl Assmt Impt Lakewood Trails Proj       6.625   03/01/33     4,271,854
 1,925   Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2
         Proj                                                  6.375   03/01/34     2,035,841
 2,995   Minooka, IL Spl Assmt Impt Praire Ridge Proj          6.875   03/01/33     3,251,791

 2,151   Montgomery, IL Spl Assmt Impt Lakewood Creek Proj     7.750   03/01/30     2,381,673
   325   Peoria, IL Spl Tax Weaverridge Spl Svc Area           7.625   02/01/08       340,701
 2,050   Peoria, IL Spl Tax Weaverridge Spl Svc Area           8.050   02/01/17     2,157,420
 3,000   Pingree Grove, IL Spl Svc Area No 2 Spl Tax Ser
         05-2 Cambridge Lakes Proj                             6.000   03/01/35     3,081,480
 2,325   Plano, IL Spl Svc Area No 1 Lakewood Springs Proj
         Ser A                                                 6.200   03/01/34     2,422,627
 5,040   Round Lake, IL Lakewood Grove Spl Svc Area No 4 Spl
         Tax (a)                                               6.750   03/01/33     5,436,043
 3,700   Round Lake, IL Rev                                    6.700   03/01/33     3,980,127
 3,355   Saint Charles, IL Spl Svc Area No 21 (a)              6.625   03/01/28     3,551,469
 3,200   Wheeling, IL Tax Increment Rev N Milwaukee/Lake
         Cook Tif Proj                                         6.000   01/01/25     3,158,848
 2,097   Yorkville, IL Utd City Spl Svc Area Spl Tax No
         2003-100 Raintree Vlg Proj (Acquired 09/05/03, Cost
         $2,097,400) (b)                                       6.875   03/01/33     2,264,110
 2,901   Yorkville, IL Utd City Spl Svc Area Spl Tax No
         2003-101 Windett Ridge Proj (Acquired 09/03/03,
         Cost $2,901,554) (b)                                  6.875   03/01/33     3,114,253
 2,400   Yorkville, IL Utd City Spl Svc No 04 104 MPI Grande
         Res Proj                                              6.375   03/01/34     2,519,448
                                                                                  -----------
                                                                                  241,298,353
                                                                                  -----------
         INDIANA 0.6%
 1,500   Anderson, IN Econ Dev Rev Anderson Univ Proj          6.375   10/01/26     1,562,940
 1,100   Crawfordsville, IN Redev Cmnty Dist Tax Increment
         Rev (GTY AGMT) (Acquired 10/15/97, Cost $1,100,000)
         (a) (b)                                               7.350   02/01/17     1,126,081
 1,080   Delaware Cnty, IN Redev Dist Tax Increment Rev        6.875   02/01/18     1,092,128
   300   Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield Vlg
         Proj Ser A                                            6.250   08/15/14       300,138
 3,975   Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield Vlg
         Proj Ser A                                            6.375   08/15/27     3,976,033
 3,435   Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty Ser
         A Rfdg (a)                                            6.400   05/15/24     3,467,632
 2,365   Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj Ser
         A                                                     7.125   06/01/34     2,287,996
 1,500   Indiana Hlth Fac Hosp Rev                             6.250   03/01/25     1,630,005
 1,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN
         Ser A                                                 5.375   03/01/19     1,040,830
 2,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN
         Ser A                                                 6.000   03/01/34     2,136,340
 3,000   North Manchester, IN Rev Peabody Retirement Cmnty
         Proj Ser A                                            7.250   07/01/33     3,137,880
 2,000   Portage, IN Spl Impt Dist Rev Marina Shores Proj      6.375   03/01/35     2,026,020
   175   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
         Ser B (a)                                               *     12/30/10       121,737
   135   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
         Ser B (a)                                               *     12/30/11        87,010
   130   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
         Ser B (a)                                               *     12/30/12        77,615
   130   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
         Ser B (a)                                               *     12/30/13        71,909
   125   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
         Ser B (a)                                               *     12/30/14        64,062
   125   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
         Ser B (a)                                               *     12/30/15        59,342
   125   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
         Ser B (a)                                               *     12/30/16        54,982
   225   Valparaiso, IN Econ Dev Rev First Mtg Whispering
         Pines Ctr (a)                                         7.500   01/01/07       225,976
 1,405   Valparaiso, IN Econ Dev Rev First Mtg Whispering
         Pines Ctr (a)                                         7.750   01/01/12     1,414,751

 2,045   Valparaiso, IN Econ Dev Rev First Mtg Whispering
         Pines Ctr (a)                                         8.000   01/01/17     2,068,722
                                                                                  -----------
                                                                                   28,030,129
                                                                                  -----------
         IOWA 0.6%
 2,515   Black Hawk Cnty, IA Hlthcare Fac Rev Western Home
         Proj Ser B                                            6.625   05/01/33     2,544,778
 1,000   Bremer Cnty, IA Hlthcare & Residential Fac Rev Proj
         Rfdg (Prerefunded @ 11/15/09)                         7.250   11/15/29     1,123,740
 2,245   Des Moines, IA Sr Hsg Rev Luther Park Apts Inc Proj   6.250   12/01/34     2,305,615
   615   Evansdale, IA Hlthcare Western Home Proj              6.000   11/01/39       625,393
 5,600   Evansdale, IA Hlthcare Western Home Proj Ser A (a)    6.000   11/01/39     5,660,928
 3,000   Iowa Fin Auth Cmnty Provider Rev Boys & Girls Home
         Family Proj (ACA Insd)                                6.250   12/01/28     3,137,280
 2,925   Iowa Fin Auth Hlthcare Fac Care Initiatives Proj
         Rfdg                                                  9.250   07/01/25     3,514,797
 2,265   Iowa Fin Auth Retirement Fac Presbyterian Homes
         Mill Pond                                             6.000   10/01/33     2,185,068
 2,000   Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr
         Inc Proj                                              6.750   10/01/33     2,064,120
 1,500   Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr
         Inc Proj                                              6.150   10/01/36     1,527,495
 1,250   Scott Cnty, IA Rev Ridgecrest Vlg Rfdg                5.625   11/15/18     1,300,775
                                                                                  -----------
                                                                                   25,989,989
                                                                                  -----------
         KANSAS 0.3%
   915   Lawrence, KS Coml Dev Rev Holiday Inn Sr Ser A Rfdg
         (d)                                                   8.000   07/01/16       488,756
 4,000   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser B    6.250   05/15/26     4,099,280
 2,000   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser C    6.700   05/15/27     2,030,140
 1,750   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser C    6.875   05/15/32     1,897,105
 2,745   Manhattan, KS Coml Dev Rev Holiday Inn Sr Ser A
         Rfdg (d)                                              8.000   07/01/16     1,466,269
 1,500   Olathe, KS Sr Living Fac Rev Aberdeen Vlg Inc Ser A
         Rfdg                                                  5.600   05/15/28     1,517,730
 3,000   Overland Pk, KS Dev Corp Rev First Tier Overland
         Park Ser A                                            7.375   01/01/32     3,254,760
                                                                                  -----------
                                                                                   14,754,040
                                                                                  -----------
         KENTUCKY 0.3%
10,000   Louisville & Jefferson Cnty, KY Swr Rolls Ser 304
         (Inverse Fltg) (Acquired 10/04/04, Cost
         $11,595,133) (FGIC Insd) (a) (b)                      7.196   05/15/37    11,637,800
                                                                                  -----------
         LOUISIANA 0.9%
 7,000   Hodge, LA Util Rev Com Rfdg (AMT)                     7.450   03/01/24     7,924,840
 3,195   Louisiana Loc Govt Environment Fac Cmnty Dev Auth
         Rev Eunice Student Hsg Fndtn Proj                     7.375   09/01/33     2,900,740
 3,852   Louisiana Loc Govt Environment Fac Cmnty Hlthcare
         Saint James Place Ser A Rfdg                          7.000   11/01/25     3,938,054
 3,200   Louisiana Loc Govt Environment Fac Cmnty Hlthcare
         Saint James Place Ser A Rfdg                          7.000   11/01/29     3,263,904
 1,450   Louisiana Loc Govt Environment Fac Sr Air Cargo
         (AMT)                                                 6.650   01/01/25     1,540,161
 1,450   Louisiana Pub Fac Auth Rev Hlth Fac Glen Retirement
         Ser A                                                 6.700   12/01/25     1,474,998
13,250   Louisiana Pub Fac Auth Rev Ochsner Clinic Fndtn
         Proj Ser B                                            5.500   05/15/27    13,497,377

 1,000   Louisiana Pub Fac Auth Rev Progressive Hlthcare                   6.375   10/01/20       991,970
 1,000   Louisiana Pub Fac Auth Rev Progressive Hlthcare                   6.375   10/01/28       955,650
 3,000   Louisiana St Hlth Ed Auth Lambeth House Proj Ser A Rfdg           6.200   01/01/28     3,014,520
 2,000   Saint Tammany, LA Pub Trust Fin Auth Rev Christwood Proj
         Rfdg                                                              5.700   11/15/28     2,043,420
                                                                                              -----------
                                                                                               41,545,634
                                                                                              -----------
         MAINE 0.2%
 2,000   Maine Hlth & Higher Ed Fac Piper Shores Ser A
         (Prerefunded @ 01/01/09)                                          7.550   01/01/29     2,196,960
 8,050   Rumford, ME Solid Waste Disp Rev Boise Cascade Corp Proj
         Rfdg (AMT)                                                        6.875   10/01/26     8,616,720
                                                                                              -----------
                                                                                               10,813,680
                                                                                              -----------
         MARYLAND 1.2%
 1,934   Anne Arundel Cnty, MD Spl Tax Farmington Vlg Proj Ser A           6.250   06/01/25     2,044,238
 2,500   Baltimore Cnty, MD Mtg Rev Shelter Elder Care Ser A               7.250   11/01/29     2,598,275
 1,500   Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth                6.625   07/01/25     1,574,130
 1,150   Maryland St Cmnty Dev Admin Residential Ser B (AMT)               5.450   09/01/32     1,174,702
 6,715   Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)          6.500   07/01/24     6,587,482
 1,745   Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)          7.340   07/01/24     1,819,477
 3,000   Maryland St Econ Dev Corp MD Golf Course Sys (Prerefunded
         @ 06/01/11)                                                       8.250   06/01/28     3,596,280
 5,000   Maryland St Econ Dev Corp Student Hsg Rev Univ MD College
         Pk Proj                                                           5.625   06/01/35     5,253,000
 2,000   Maryland St Hlth & Higher Collington Episcopal                    6.750   04/01/23     1,825,120
 1,400   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth
         Rfdg                                                              5.375   08/15/24     1,485,414
 7,770   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth
         Rfdg                                                              5.500   08/15/33     8,213,667
   465   Montgomery Cnty, MD Econ Dev Rev Editorial Proj In Ed Ser
         A (Acquired 09/28/98, Cost $466,517) (b)                          6.250   09/01/08       466,865
 3,730   Montgomery Cnty, MD Econ Dev Rev Editorial Proj In Ed Ser
         A (Acquired 09/28/98, Cost $3,730,000) (b)                        6.400   09/01/28     3,712,357
 1,355   Montgomery Cnty, MD Spl Oblig West Germantown Dev Dist
         Ser B (a)                                                         6.700   07/01/27     1,455,256
 3,000   Prince Georges Cnty, MD Spl Oblig Spl Assmt Woodview Ser
         A                                                                 8.000   07/01/26     3,154,200
 4,000   Prince Georges Cnty, MD Spl Oblig Woodview Vlg Phase II
         Subdist                                                           7.000   07/01/32     4,320,240
 1,000   Westminster, MD Econ Dev Carroll Lutheran Vlg Ser A               6.000   05/01/24     1,055,020
 1,500   Westminster, MD Econ Dev Carroll Lutheran Vlg Ser A               6.250   05/01/34     1,593,720
                                                                                              -----------
                                                                                               51,929,443
                                                                                              -----------
         MASSACHUSETTS 4.9%
 1,620   Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc
         Rfdg                                                              5.875   07/01/18     1,648,674
 4,750   Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc
         Rfdg                                                              6.000   07/01/28     4,845,712
 1,500   Massachusetts St Dev Fin Agy Briarwood Ser B (Prerefunded
         @ 12/01/10) (a)                                                   8.000   12/01/18     1,785,375
 2,500   Massachusetts St Dev Fin Agy Briarwood Ser B (Prerefunded
         @ 12/01/10)                                                       8.000   12/01/22     2,975,625

 6,165   Massachusetts St Dev Fin Agy Criterion Child Enrichment
         (a)                                                               6.750   01/01/34     6,552,594
 1,125   Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (a)            6.250   12/01/13     1,141,211
 7,565   Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (a)            6.750   12/01/33     7,821,453
 2,000   Massachusetts St Dev Fin Agy First Mtg Loomis Cmntys Proj
         Ser A                                                             6.900   03/01/32     2,150,240
   850   Massachusetts St Dev Fin Agy First Mtg Overlook Cmntys
         Ser A                                                             6.125   07/01/24       875,627
 1,845   Massachusetts St Dev Fin Agy First Mtg Overlook Cmntys
         Ser A                                                             6.250   07/01/34     1,892,988
 5,865   Massachusetts St Dev Fin Agy Regis College                        5.500   10/01/28     5,372,457
   860   Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr
         (ACA Insd)                                                        6.100   09/01/18       907,360
 1,445   Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr
         (ACA Insd)                                                        6.250   09/01/28     1,518,088
 1,685   Massachusetts St Dev Fin Agy Rev Developmental
         Disabilities Inc (a)                                              6.750   06/01/20     1,765,526
 9,355   Massachusetts St Dev Fin Agy Rev Developmental
         Disabilities Inc (Acquired 10/04/01, 12/20/02, 11/19/03,
         Cost $9,745,451) (a) (b)                                          8.000   06/01/20     9,970,465
   775   Massachusetts St Dev Fin Agy Rev Gtr Lynn Mental Hlth
         (Prerefunded @ 06/01/08) (Acquired 07/27/00, Cost
         $779,505) (b)                                                     7.750   06/01/18       854,251
 1,140   Massachusetts St Dev Fin Agy Rev Gtr Lynn Mental Hlth Ser
         B (Prerefunded @ 06/01/08) (Acquired 11/19/98, Cost
         $1,145,000) (b)                                                   6.375   06/01/18     1,223,243
 1,500   Massachusetts St Dev Fin Agy Rev Hampshire College                5.700   10/01/34     1,586,385
 4,680   Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc             6.375   07/01/29     4,733,212
   395   Massachusetts St Dev Fin Agy Rev Hlth Fac Beverly Inc
         Proj Rfdg (Acquired 08/21/03, Cost $395,000) (b)                  7.375   04/01/09       397,722
 4,895   Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance
         Ser A                                                             7.100   07/01/32     5,026,284
 2,250   Massachusetts St Dev Fin Agy Rev Lexington Montessori Sch
         Issue (Acquired 07/30/99, Cost $2,276,878) (a) (b)                6.625   08/01/29     2,379,397
   820   Massachusetts St Dev Fin Agy Rev MCHSP Human Svc
         Providers Ser A                                                   6.750   07/01/18       846,019
   490   Massachusetts St Dev Fin Agy Rev MCHSP Human Svc
         Providers Ser A (Escrowed to Maturity) (a)                        7.500   07/01/10       535,256
 1,025   Massachusetts St Dev Fin Agy Rev MCHSP Human Svc
         Providers Ser A (Prerefunded @ 07/01/10)                          8.000   07/01/20     1,201,515
 2,400   Massachusetts St Dev Fin Agy Rev MCHSP Human Svc
         Providers Ser C (a)                                               7.750   07/01/30     2,519,592
 5,045   Massachusetts St Dev Fin Agy Rev New England Ctr For
         Children                                                          6.000   11/01/19     5,189,590
 3,010   Massachusetts St Dev Fin Agy Rev Whitney Academy Issue            7.500   09/01/30     3,243,907
   720   Massachusetts St Hlth & Ed Baystate Fac Auth Rev Med Ctr
         Ser F                                                             5.500   07/01/22       762,754
 2,500   Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi
         Oblig Grp Ser A                                                   5.750   07/01/28     2,567,625
 5,000   Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi
         Oblig Grp Ser B                                                   6.750   07/01/16     5,613,800
 9,845   Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi
         Oblig Grp Ser B                                                   6.250   07/01/22    10,698,069
10,145   Massachusetts St Hlth & Ed Fac Auth Rev Christopher House
         Ser A Rfdg                                                        6.875   01/01/29    10,228,392
 6,800   Massachusetts St Hlth & Ed Fac Auth Rev Civic Investments
         Ser B                                                             9.150   12/15/23     8,236,432

 3,610   Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp Ser D         5.250   10/01/23     3,644,223
 1,465   Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp Ser D         5.375   10/01/28     1,478,844
 6,750   Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp Ser E         6.750   10/01/33     7,423,380
 7,490   Massachusetts St Hlth & Ed Fac Auth Rev Lasell College
         Ser A (a)                                                         5.625   07/01/29     7,535,689
 5,600   Massachusetts St Hlth & Ed Fac Auth Rev Milford
         Whitinsville Hosp Ser D                                           6.350   07/15/32     5,974,248
 3,000   Massachusetts St Hlth & Ed Fac Auth Rev Nichols College
         Issue Ser C                                                       6.125   10/01/29     3,178,620
 2,000   Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare
         Sys Ser C                                                         5.750   07/01/32     2,179,380
 7,600   Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr
         Ser A                                                             6.000   10/01/23     7,607,828
 1,867   Massachusetts St Hlth & Ed Nichols College Issue Ser C            6.000   10/01/17     1,978,180
 1,000   Massachusetts St Hlth & Ed Northn Berkshire Hlth Ser B            6.250   07/01/24     1,059,490
 3,005   Massachusetts St Hlth & Ed Northn Berkshire Hlth Ser B            6.375   07/01/34     3,173,611
 5,000   Massachusetts St Hlth & Ed Rols RR II R 294 (Inverse
         Fltg) (Acquired 08/23/04, Cost $5,182,444) (a) (b)                6.689   07/15/35     5,408,150
 5,865   Massachusetts St Indl Fin Agy Assisted Living Fac Rev
         Marina Bay LLC Proj (AMT) (Prerefunded @ 12/01/07)                7.500   12/01/27     6,283,996
 7,720   Massachusetts St Indl Fin Agy Assisted Living Fac Rev
         Newton Grp Pptys LLC Proj (AMT)                                   8.000   09/01/27     8,336,982
   700   Massachusetts St Indl Fin Agy HMEA Issue (a)                      7.000   09/01/12       719,957
 2,555   Massachusetts St Indl Fin Agy Rev East Boston
         Neighborhood Proj (a)                                             7.500   07/01/16     2,567,085
 2,560   Massachusetts St Indl Fin Agy Rev East Boston
         Neighborhood Proj                                                 7.625   07/01/26     2,585,907
   720   Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim
         Inc Proj                                                          6.500   10/01/15       699,977
 2,000   Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim
         Inc Proj                                                          6.750   10/01/28     1,889,480
12,685   Massachusetts St Indl Fin Agy Rev First Mtg Reeds Landing
         Proj (f)                                                    7.100/7.350   10/01/28    12,323,224
 1,455   Massachusetts St Indl Fin Agy Rev First Mtg Stone
         Institute & Newton                                                7.700   01/01/14     1,471,456
   820   Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth
         (Acquired 06/24/98, Cost $835,419) (b)                            6.200   06/01/08       861,787
 4,300   Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth
         (Acquired 06/24/98, Cost $4,383,136) (b)                          6.375   06/01/18     4,613,986
 3,380   Massachusetts St Indl Fin Agy Rev JRC Assisted Living             7.500   07/01/26     3,489,411
 2,600   Massachusetts St Indl Fin Agy Rev Montserrat College Art
         Issue Ser A (Acquired 12/23/97, Cost $2,600,000) (a) (b)          7.000   12/01/27     2,716,142
 2,000   Massachusetts St Indl Fin Agy Rev Sr Living Fac Forge
         Hill Proj (AMT)                                                   6.750   04/01/30     2,022,540
                                                                                              -----------
                                                                                              220,290,413
                                                                                              -----------
         MICHIGAN 2.3%
 1,000   Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement
         Rfdg                                                              5.400   11/15/18     1,018,210
 3,715   Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement
         Rfdg                                                              5.400   11/15/27     3,728,931
 2,950   Detroit, MI Loc Dev Fin Auth Tax Increment Sr Ser B
         (Acquired 09/08/97, Cost $2,950,000) (b)                          6.850   05/01/21     3,033,603
   810   Detroit, MI Loc Dev Fin Auth Tax Increment Sub Ser C
         (Acquired 09/08/97, Cost $810,000) (b)                            6.700   05/01/21       831,838

13,670   Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr Rfdg               6.000   07/01/20    14,291,028
 1,500   Gaylord, MI Hosp Fin Auth Ltd Otsego Mem Hosp Rfdg             6.500   01/01/37     1,555,725
 1,590   Grand Blanc Academy, MI Ctf Partn                              7.750   02/01/30     1,637,032
 2,845   John Tollfree Hlth Sys Corp Rfdg                               6.000   09/15/23     2,922,725
 3,000   Kalamazoo, MI Econ Dev Corp Rev Econ Dev Heritage Ser A        7.250   05/15/25     3,257,580
 2,750   Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A                5.250   07/01/30     2,775,080
 5,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A                6.000   07/01/35     5,395,500
 1,500   Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A                6.250   07/01/40     1,645,620
 4,250   Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen Hosp
         Ser B                                                          5.750   11/15/25     4,299,682
 9,725   Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen Hosp
         Ser B                                                          5.875   11/15/34     9,893,923
 2,390   Meridian, MI Econ Dev Corp Ltd Oblig Rev First Mtg Burcham
         Hills Ser A Rfdg                                               7.500   07/01/13     2,448,268
 3,430   Meridian, MI Econ Dev Corp Ltd Oblig Rev First Mtg Burcham
         Hills Ser A Rfdg                                               7.750   07/01/19     3,514,892
 2,095   Michigan St Hosp Fin Auth Rev Hosp Central MI Cmnty Hosp       6.250   10/01/27     2,137,654
 1,000   Michigan St Hosp Fin Auth Rev Hosp Holland Cmnty Hosp Ser A    5.250   01/01/30     1,036,660
 2,000   Michigan St Hosp Fin Auth Rev Hosp Holland Cmnty Hosp Ser A    5.375   01/01/34     2,088,220
 5,000   Michigan St Hosp Fin Auth Rev Hosp Oakwood Oblig Group Ser A   5.750   04/01/32     5,349,050
 1,530   Michigan St Hosp Fin Auth Rev Hosp Pontiac Osteopathic Ser A
         Rfdg                                                           6.000   02/01/14     1,530,291
 7,315   Michigan St Hosp Fin Auth Rev Hosp Pontiac Osteopathic Ser A
         Rfdg                                                           6.000   02/01/24     7,317,121
   400   Michigan St Hosp Fin Auth Rev Presbyterian Vlg MI Oblig
         (Prerefunded @ 01/01/07)                                       6.375   01/01/15       417,048
 1,750   Michigan St Hosp Fin Auth Rev Presbyterian Vlg Rfdg            5.500   11/15/35     1,750,595
 3,000   Michigan St Strategic Fd Detroit Edison Pollutn Ctl Ser B
         Rfdg (AMT)                                                     5.650   09/01/29     3,144,150
 1,328   Michigan St Strategic Fd Ltd Oblig Rev Great Lakes Pulp &
         Fiber Proj (AMT) (d) (e)                                       8.000   12/01/27       185,059
 3,810   Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg
         (AMT)                                                          7.500   01/01/21     3,776,853
 4,500   Pontiac, MI Hosp Fin Auth Hosp Rev NOMC Oblig Group            6.000   08/01/23     4,271,625
 3,000   Star Intl Academy MI Ctf Partn                                 8.000   03/01/33     3,239,970
 5,500   Wenonah Pk Pptys Inc Bay City Hotel Rev Bd                     7.500   04/01/33     5,266,250
                                                                                           -----------
                                                                                           103,760,183
                                                                                           -----------
         MINNESOTA 2.7%
 5,000   Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj            7.750   02/01/31     5,477,300
 1,750   Albertville, MN Multi-Family Rev Hsg Cottages Albertville
         Proj Ser A                                                     6.750   09/01/29     1,799,018
 2,460   Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj
         Ser A                                                          6.000   10/01/28     2,466,248
 2,000   Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj
         Ser B                                                          6.000   10/01/33     2,003,660
 1,375   Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj     7.500   04/01/19     1,477,493
 2,250   Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj     7.750   04/01/29     2,426,130
 3,000   Coon Rapids, MN Sr Hsg Rev Epiphany Sr Citizens Proj Rfdg      6.000   11/01/28     3,000,300
   840   Detroit Lakes, MN Hsg & Hlth CDL Homes Proj Ser B              6.000   08/01/24       863,184

 1,435   Detroit Lakes, MN Hsg & Hlth CDL Homes Proj Ser B              6.125   08/01/34     1,489,817
 2,500   Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke's Hosp    7.250   06/15/22     2,720,975
 5,630   Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke's Hosp    7.250   06/15/32     6,062,666
 1,000   Edina, MN Hlthcare Fac Rev VOA Care Ctrs MN Proj Ser A         6.625   12/01/30     1,056,330
 3,935   Fridley, MN Sr Hsg Banfill Crossing Homes Proj                 6.750   09/01/34     3,907,888
 2,500   Glencoe, MN Hlthcare Fac Glencoe Regl Hlth Svc Proj
         (Prerefunded @ 04/01/11)                                       7.500   04/01/31     2,920,425
   625   Marshall, MN Med Ctr Gross Rev Weiner Mem Med Ctr Proj Ser A   6.000   11/01/28       682,475
   800   Minneapolis & Saint Paul, MN Hsg & Redev Auth Hlthcare Hlth
         Partners Oblig Grp Proj                                        5.875   12/01/29       862,880
   350   Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)    7.250   11/01/16       351,334
 1,320   Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)    7.625   11/01/27     1,327,036
 2,050   Minneapolis, MN Rev Walker Methodist Sr Svcs Ser A             5.875   11/15/18     2,043,440
 4,950   Minneapolis, MN Rev Walker Methodist Sr Svcs Ser A             6.000   11/15/28     4,925,151
 2,000   Minnesota Agric & Econ Dev Brd Rev Evangelical Luthern Proj    6.625   08/01/25     2,202,000
   900   Minnesota Agric & Econ Dev Brd Rev Hlthcare Benedictine Proj
         Ser A                                                          5.500   08/01/23       914,184
   875   Minnesota Agric & Econ Dev Brd Rev Hlthcare Benedictine Proj
         Ser A                                                          5.750   02/01/30       885,658
 2,500   Northwest MN Multi-Cnty Hsg & Redev Auth Gov Hsg Rev Pooled
         Hsg Prog Ser A Rfdg                                            6.250   07/01/40     2,523,500
 2,000   Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg                   6.250   04/01/34     2,093,000
 1,425   Ramsey, MN Lease Rev Pact Charter Sch Proj Ser A               6.750   12/01/33     1,454,925
 2,000   Saint Cloud, MN Hsg & Redev Auth Sterling Heights Apts Proj
         (AMT)                                                          7.450   10/01/32     2,092,980
 2,825   Saint Louis Pk, MN Rev Roitenberg Family Asstd Liv Ser A (a)   6.750   08/15/21     2,832,656
 2,420   Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Ser A
         Rfdg                                                           6.875   12/01/33     2,481,395
 2,415   Saint Paul, MN Hsg & Redev Auth Hope Cmnty Academy Proj
         Ser A                                                          6.750   12/01/33     2,526,549
 4,000   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj         6.000   11/15/35     4,335,240
 3,500   Saint Paul, MN Hsg & Redev Auth Lease Rev New Spirit Schs
         Proj Ser A                                                     7.500   12/01/31     3,579,310
 1,600   Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve Language
         Academy Ser A Rfdg                                             7.000   12/01/32     1,651,360
 2,290   Saint Paul, MN Hsg & Redev Auth LSE Rev Rfdg                   6.750   01/01/35     2,124,777
 2,000   Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj Ser A   7.875   12/01/30     2,075,760
 4,035   Saint Paul, MN Hsg & Redev Model Cities Hlth Ctr Ser A (a)     7.250   11/01/26     4,204,712
 7,000   Saint Paul, MN Port Auth Hotel Fac Rev Radisson Kellogg Proj
         Ser 2 Rfdg                                                     7.375   08/01/29     7,324,450
 1,700   Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03
         Ser A                                                          5.750   05/01/25     1,741,225
 1,000   Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03
         Ser B                                                          6.000   05/01/30     1,023,980
 3,500   Shakopee, MN Hlthcare Saint Francis Regl Med Ctr               5.250   09/01/34     3,611,895
 4,000   Vadnais Heights, MN Lease Rev Agric & Food Sciences Ser A      6.600   12/01/34     4,010,160

 4,790   Vadnais Heights, MN Multi-Family Rev Hsg Cottages Vadnais
         Hghts Rfdg (AMT)                                               7.000   12/01/31     5,069,257
 1,650   Victoria, MN Private Sch Fac Holy Family Catholic High Sch
         Ser A                                                          5.850   09/01/24     1,657,508
 4,500   Victoria, MN Private Sch Fac Holy Family Catholic High Sch
         Ser A                                                          5.875   09/01/29     4,516,200
 4,775   Washington Cnty, MN Hsg & Redev Auth Hosp Fac Rev Hltheast
         Proj                                                           5.500   11/15/27     4,876,803
 1,450   Winona, MN Hlthcare Winona Hlth Ser A                          6.000   07/01/34     1,555,865
                                                                                           -----------
                                                                                           121,229,099
                                                                                           -----------
         MISSISSIPPI 0.3%
 1,000   Mississippi Bus Fin Corp (AMT)                                 7.250   07/01/34     1,029,470
 5,585   Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys Energy Res
         Inc Proj                                                       5.875   04/01/22     5,656,656
 5,650   Mississippi Dev Bank Spl Oblig Diamond Lakes Util Ser A Rfdg   6.250   12/01/17     5,713,619
 1,000   Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med
         Rfdg                                                           5.750   04/01/23     1,049,700
 2,000   Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med
         Rfdg                                                           5.750   04/01/29     2,075,140
                                                                                           -----------
                                                                                            15,524,585
                                                                                           -----------
         MISSOURI 2.4%
 1,000   370 Missouri Bottom Rd Taussig Rd Trans Dev Dist               7.000   05/01/22     1,093,720
 4,750   370 Missouri Bottom Rd Taussig Rd Trans Dev Dist               7.200   05/01/33     5,195,550
 3,600   Ballwin, MO Tax Increment Rev Impt Ballwin Town Ctr Ser A
         Rfdg                                                           6.500   10/01/22     3,715,416
 3,000   Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah Cmnty Proj        5.900   05/01/28     3,015,180
 1,500   Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc           5.750   06/01/32     1,569,120
 1,500   Carthage, MO Hosp Rev                                          5.875   04/01/30     1,501,605
 5,755   Carthage, MO Hosp Rev                                          6.000   04/01/38     5,765,417
 3,000   Chesterfield, MO Indl Dev Auth Sr Living Fac Rev Willows at
         Brooking Pk Proj Ser A                                         6.625   12/01/31     3,098,130
 2,390   Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill Gardens
         Phase I Proj Ser A (a)                                         6.750   04/01/33     2,500,538
 2,755   Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt
         & Rfdg                                                         6.200   06/01/29     2,794,479
 3,995   Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg   6.125   10/01/21     4,107,939
 1,000   Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg   7.000   10/01/21     1,073,940
 1,440   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj   5.000   04/01/17     1,423,642
   375   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj
         (Escrowed to Maturity)                                         7.250   04/01/07       381,233
 2,000   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj
         (Prerefunded @ 04/01/07)                                       7.625   04/01/17     2,119,660
   306   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj
         (Prerefunded @ 04/01/07)                                       7.625   04/01/18       324,308
 3,610   Good Shepard Nursing Home Dist MO Nursing Home Fac Rev Rfdg    5.900   08/15/23     3,582,708
 1,500   Joplin, MO Indl Dev Auth Hlth Freeman Hlth Sys Proj            5.750   02/15/35     1,614,915
 3,000   Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer Ser A   6.250   01/01/24     3,138,510
 4,000   Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer Ser A   6.500   01/01/35     4,210,960
   547   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood
         Manor Apt Proj Ser A (AMT)                                     6.950   04/15/15       596,968

  1,490   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev
          Brentwood Manor Apt Proj Ser B (AMT)                           7.250   10/15/38     1,582,574
    365   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut
          Grove Apt Proj Ser B (AMT) (a)                                 7.550   06/15/12       399,471
    990   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut
          Grove Apt Proj Ser B (AMT) (a)                                 7.550   06/15/22     1,081,704
  3,430   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut
          Grove Apt Proj Ser B (AMT) (a)                                 7.550   06/15/35     3,734,515
  2,000   Kansas City, MO Indl Dev Plaza Lib Proj                        5.900   03/01/24     2,014,700
  1,000   Kansas City, MO Multi-Family Hsg Rev Northwoods Apts Proj
          Ser A (AMT)                                                    6.450   05/01/40     1,050,030
  2,790   Kansas City, MO Multi-Family Hsg Rev Vlg Green Apt Proj
          (AMT)                                                          6.250   04/01/30     2,103,102
  1,350   Maplewood, MO Tax Increment Rev Maplewood South Redev Area     5.750   11/01/26     1,363,365
  1,000   Missouri St Dev Fin Brd Fac Branson Landing Proj Ser A         5.500   12/01/24     1,063,370
  1,500   Missouri St Dev Fin Brd Fac Branson Landing Proj Ser A         5.625   12/01/28     1,603,470
  5,000   Nevada, MO Hosp Rev Nevada Regl Med Ctr                        6.750   10/01/31     5,311,650
  3,635   Osage Beach, MO Tax Increment Prewitts Point Proj              6.750   05/01/23     3,731,182
  3,000   Perry Cnty, MO Nursing Home Rev Rfdg                           5.900   03/01/28     3,013,770
  5,500   Saint Joseph, MO Indl Dev Auth Hlthcare Rev Living Cmnty
          Saint Joseph Proj                                              7.000   08/15/32     5,899,685
  1,000   Saint Joseph, MO Indl Dev Auth Shoppers North Vlg Proj Ser
          A                                                              5.375   11/01/24     1,005,430
  8,000   Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken
          Jordan Proj Ser A                                              6.625   11/15/35     8,306,720
    945   Saint Louis, MO Tax Increment Rev Scullin Redev Area Ser A    10.000   08/01/10     1,052,220
  3,205   Saline Cnty, MO Indl Dev Auth Hlth Fac Rev John Fitzgibbon
          Mem Hosp Inc (Acquired 01/12/99, Cost $3,206,588) (b)          6.500   12/01/28     3,317,399
  5,600   Valley Park, MO Indl Dev Auth Sr Hsg Rev Cape Albeon Proj      6.150   12/01/33     5,759,656
                                                                                            -----------
                                                                                            106,217,951
                                                                                            -----------
          NEVADA 1.1%
  2,000   Boulder City, NV Hosp Rev Boulder City Hosp Inc Proj Rfdg      5.850   01/01/22     2,005,940
  5,610   Clark Cnty, NV Assisted Living Homestead Boulder City Proj
          (a)                                                            6.500   12/01/27     5,793,728
  2,000   Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt         6.100   08/01/18     2,076,260
  2,745   Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt         6.375   08/01/23     2,852,988
  7,490   Clark Cnty, NV Indl Dev Rev Drivers Ser 722 (Inverse Fltg)
          (AMT) (Acquired 02/02/05, Cost $8,091,364) (FGIC Insd) (a)
          (b)                                                            6.460   12/01/12     7,911,462
  2,500   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Ser B Rfdg (AMT)    5.900   10/01/30     2,500,175
 11,190   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Ser C Rfdg          5.500   10/01/30    11,123,755
    925   Henderson, NV Loc Impt Dist No T 13 Ser A                      6.800   03/01/22       954,156
  3,700   Henderson, NV Loc Impt Dist No T 13 Ser B                      6.900   03/01/22     3,818,400
  1,400   Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607                6.250   06/01/24     1,449,168
    540   Las Vegas, NV Spl Impt Dist No 505 Elkhorn Springs             8.000   09/15/13       550,795
  1,730   North Las Vegas, NV Loc Impt Spl Impt Dist No 60 Aliante       6.400   12/01/22     1,791,450
  4,790   Reno, NV Spl Assmt Dist No 4 Somersett Pkwy                    6.625   12/01/22     4,939,592
                                                                                            -----------
                                                                                             47,767,869
                                                                                            -----------

          NEW HAMPSHIRE 1.1%
  4,845   New Hampshire Higher Ed & Hlth Daniel Webster College Issue    6.300   07/01/29     4,900,185
    435   New Hampshire Higher Ed & Hlth Fac Auth Rev Colby-Sawyer
          College Issue                                                  7.200   06/01/12       446,132
  2,565   New Hampshire Higher Ed & Hlth Fac Auth Rev Colby-Sawyer
          College Issue                                                  7.500   06/01/26     2,631,562
  2,000   New Hampshire Higher Ed & Hlth Fac Auth Rev First Mtg Odd
          Fellows Home Rfdg                                              9.000   06/01/14     2,204,580
  1,000   New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights                                     7.350   01/01/18     1,021,720
  4,825   New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights                                     7.450   01/01/25     4,929,751
  2,020   New Hampshire Higher Ed & Hlth Fac Auth Rev
          Hlthcare Visiting Nurse (Acquired 09/23/93,
          Cost $1,993,864) (b)                                           7.250   09/01/23     2,021,778
  4,000   New Hampshire Higher Ed & Hlth Fac Auth Rev New England
          College (a)                                                    6.125   03/01/19     3,664,360
  1,000   New Hampshire Higher Ed & Hlth Fac Auth Rev Riverwoods at
          Exeter Ser A                                                   6.500   03/01/23     1,014,390
  1,500   New Hampshire Higher Ed & Hlth Hosp Littleton Hosp Assn Ser
          A                                                              5.900   05/01/18     1,563,495
  1,250   New Hampshire Higher Ed & Hlth Hosp Littleton Hosp Assn Ser
          A                                                              6.000   05/01/28     1,281,338
  1,570   New Hampshire Hlth & Ed Fac Auth Rev Huntington At Nashua
          Ser A                                                          6.875   05/01/23     1,668,690
  4,600   New Hampshire Hlth & Ed Fac Auth Rev Huntington At Nashua
          Ser A                                                          6.875   05/01/33     4,834,094
  6,315   New Hampshire Hlth & Ed Fac Daniel Webster College Issue
          (a)                                                            7.500   07/01/31     6,670,408
  1,735   New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth         5.500   07/01/34     1,828,898
  1,055   New Hampshire Hlth & Ed Fac Speare Mem Hosp                    5.500   07/01/25     1,089,541
  1,150   New Hampshire Hlth & Ed Fac Speare Mem Hosp                    5.875   07/01/34     1,200,980
  2,840   New Hampshire St Business Fin Auth Elec Fac Rev Plymouth
          Cogeneration (AMT) (Acquired 06/29/93, Cost $2,795,037) (b)    7.750   06/01/14     2,907,649
  3,000   New Hampshire St Business Fin Auth Rev Alice Peck Day Hlth
          Sys Ser A Rfdg                                                 7.000   10/01/29     3,174,180
    115   New Hampshire St Hsg Fin Auth Single Family Rev Mtg
          Acquisition Ser G (AMT)                                        6.300   01/01/26       117,070
    185   New Hampshire St Hsg Fin Auth Single Family Rev Ser D (AMT)    5.900   07/01/28       190,826
                                                                                             ----------
                                                                                             49,361,627
                                                                                             ----------
          NEW JERSEY 4.5%
  4,990   Camden Cnty, NJ Impt Auth Lease Rev Dockside Refrig
          (Acquired 03/08/96, 01/29/97, 02/03/97, 05/20/97,
          Cost $5,162,303) (b) (c)                                       8.400   04/01/24     4,818,843
  2,000   Camden Cnty, NJ Impt Auth Rev Hlthcare Redev Cooper Hlth
          Ser A                                                          5.750   02/15/34     2,122,840
  6,000   New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac Ser A         7.250   11/15/21     6,582,480
  3,450   New Jersey Econ Dev Auth Econ Dev Rev United Methodist
          Homes Ser A                                                    6.125   07/01/23     3,671,249
  5,800   New Jersey Econ Dev Auth Econ Dev Rev United Methodist
          Homes Ser A                                                    6.250   07/01/33     6,257,852
    145   New Jersey Econ Dev Auth First Mtg Cranes Mill Ser A
          (Prerefunded @ 02/01/07)                                       7.000   02/01/10       150,233
  1,500   New Jersey Econ Dev Auth First Mtg Cranes Mill Ser A
          (Prerefunded @ 02/01/07)                                       7.375   02/01/17     1,583,325
  3,500   New Jersey Econ Dev Auth First Mtg Cranes Mill Ser A
          (Prerefunded @ 02/01/07)                                       7.500   02/01/27     3,698,345

  2,355   New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj        5.750   10/01/23     2,391,667
    600   New Jersey Econ Dev Auth First Mtg Hamilton Continuing Care
          Ser A                                                          8.350   11/01/30       626,616
  1,500   New Jersey Econ Dev Auth First Mtg Presbyterian Ser A          6.250   11/01/20     1,573,095
  1,500   New Jersey Econ Dev Auth First Mtg Presbyterian Ser A          6.375   11/01/31     1,570,230
  1,250   New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj       8.000   04/01/23     1,348,675
  3,500   New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj       8.000   04/01/31     3,752,665
  6,000   New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj       7.750   04/01/33     6,358,080
  1,000   New Jersey Econ Dev Auth Holt Hauling & Warehsg Rev Ser G
          Rfdg (d)                                                       8.400   12/15/15       870,000
  2,000   New Jersey Econ Dev Auth Retirement Cmnty Rev Seabrook Vlg
          Inc Ser A                                                      8.250   11/15/30     2,255,520
  1,000   New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A            8.000   11/15/15     1,137,060
  1,000   New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A            8.125   11/15/18     1,077,930
  1,440   New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A            8.125   11/15/23     1,632,125
  4,000   New Jersey Econ Dev Auth Rev Cig Tax                           5.750   06/15/29     4,269,920
    975   New Jersey Econ Dev Auth Rev First Mtg Millhouse Proj Ser A
          (a) (d)                                                        8.250   04/01/10       531,034
  2,060   New Jersey Econ Dev Auth Rev First Mtg Millhouse Proj Ser A
          (d)                                                            8.500   04/01/16     1,113,183
  1,100   New Jersey Econ Dev Auth Rev First Mtg Winchester Gardens
          Ser A (Prerefunded @ 11/01/06)                                 8.500   11/01/16     1,158,784
  1,500   New Jersey Econ Dev Auth Rev First Mtg Winchester Gardens
          Ser A (Prerefunded @ 11/01/06)                                 8.625   11/01/25     1,581,375
  1,550   New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj Ser A
          (AMT)                                                          6.125   06/01/18     1,404,595
    825   New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj Ser A
          (AMT)                                                          6.750   07/01/19       771,639
  2,500   New Jersey Econ Dev Auth Rev Sr Living Fac Esplanade Bear
          (AMT)                                                          7.000   06/01/39     1,925,000
  1,155   New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj
           (AMT)                                                         6.625   09/15/12     1,180,422
 41,955   New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj
          (AMT)                                                          6.250   09/15/29    40,682,505
    680   New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj
          (AMT)                                                          7.000   11/15/30       684,658
 25,125   New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj
          (AMT)                                                          9.000   06/01/33    27,867,645
  4,895   New Jersey Econ Dev Auth Sr Mtg Arbor Ser A                    6.000   05/15/28     5,033,137
  4,000   New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig          5.750   07/01/29     4,085,000
  4,385   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp
          Ser A                                                          5.750   07/01/23     4,731,283
  1,500   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp
          Ser A                                                          5.000   07/01/26     1,527,105
  3,000   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp
          Ser A                                                          5.375   07/01/33     3,115,830
  1,595   New Jersey Hlthcare Fac Fin Auth Rev Care Inst Inc Cherry
          Hill Proj (a)                                                  7.750   07/01/10     1,666,265
  1,000   New Jersey Hlthcare Fac Fin Auth Rev Care Inst Inc Cherry
          Hill Proj                                                      8.000   07/01/27     1,040,340
  1,000   New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr NY
          Hlthcare                                                       6.625   07/01/31     1,094,040
  1,140   New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn     6.000   07/01/13     1,144,925

 1,200   New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp
         Assn                                                        6.500   07/01/23     1,227,936
 7,000   New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp
         Assn                                                        6.625   07/01/36     7,153,580
 1,640   New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr
         Issue Rfdg                                                  7.250   07/01/14     1,692,480
 2,135   New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp      6.000   07/01/32     2,284,920
   720   New Jersey Hlthcare Fac Trinitas Hosp Oblig Grp             7.500   07/01/30       804,319
 1,030   New Jersey St Ed Fac Auth Rev Caldwell College Ser A        7.250   07/01/25     1,038,199
 3,565   New Jersey St Ed Fac Auth Rev Felician College of Lodi
         Ser D (Acquired 11/07/97, Cost $3,666,452) (b)              7.375   11/01/22     3,747,849
 5,000   New Jersey St Ed Fac Auth Rols Ser 295-1 (Inverse Fltg)
         (Acquired 08/23/04, Cost $5,307,058) (a) (b)                6.689   07/01/26     5,655,350
 5,000   New Jersey St Ed Fac Auth Rols Ser 295-2 (Inverse Fltg)
         (Acquired 08/23/04, Cost $5,275,721) (a) (b)                6.689   07/01/27     5,633,500
 2,135   Tobacco Settlement Fin Corp NJ                              5.750   06/01/32     2,231,032
 5,000   Tobacco Settlement Fin Corp NJ                              6.000   06/01/37     5,308,150
 2,000   Tobacco Settlement Fin Corp NJ                              6.125   06/01/42     2,136,600
 1,650   Tobacco Settlement Fin Corp NJ                              6.250   06/01/43     1,796,603
                                                                                        -----------
                                                                                        200,798,033
                                                                                        -----------
         NEW MEXICO 0.7%
 6,940   Albuquerque, NM Retirement Fac Rev La Vida Llena Proj Ser
         B Rfdg                                                      6.600   12/15/28     7,177,626
 1,470   Bernalillo Cnty, NM Multi-Family Rev Hsg Sr Solar Villas
         Apt Ser F                                                   7.250   10/15/22     1,536,047
 1,495   Cabezon Pub Impt Dist NM                                    6.300   09/01/34     1,542,541
 3,000   Farmington, NM Pollutn Ctl Rev Public Svc Co NM Proj Ser
         A (AMT)                                                     6.600   10/01/29     3,240,300
 3,825   New Mexico Hsg Auth Region lll Sr Brentwood Gardens Apt
         Ser A (AMT)                                                 6.850   12/01/31     3,966,793
 2,315   New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj Sr
         Ser A (a)                                                   7.500   12/01/30     2,433,852
 2,725   RHA Hsg Dev Corp NM Multi-Family Rev Mtg Woodleaf Apt
         Proj Ser A Rfdg (GNMA Collateralized)                       7.125   12/15/27     2,739,824
 3,365   San Juan Cnty, NM Multi-Family Hsg Apple Ridge Apts Sr
         Ser A (AMT) (a)                                             7.250   12/01/31     3,486,477
 3,250   Santa Fe Cnty, NM Proj Rev El Castillo Retirement Ser A     5.625   05/15/25     3,284,873
 3,000   Santa Fe, NM Edl Fac Rev Impt College of Santa Fe Proj      5.750   10/01/28     3,068,160
   750   Ventana West Pub Impt Dist NM                               6.875   08/01/33       800,775
                                                                                        -----------
                                                                                         33,277,268
                                                                                        -----------
         NEW YORK 8.3%
 1,000   Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek Proj Ser A    7.000   12/01/24       740,670
 1,500   Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek Proj Ser A    7.000   12/01/34     1,111,125
 1,955   Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen Proj
         Ser A                                                       6.875   06/01/39     1,962,585
   845   Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc Ser A      7.750   11/15/10       916,707
 3,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc Ser A      8.125   11/15/20     3,285,450
 1,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc Ser A      8.250   11/15/30     1,094,970
 1,340   Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev
         Woodcrest Estates Fac Ser A (AMT)                           6.250   12/01/23     1,377,212

 4,760   Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev
         Woodcrest Estates Fac Ser A (AMT)                           6.375   12/01/37     4,887,758
   505   Castle Rest Residential Hlthcare Fac NY Rev Hlthcare Fac
         Ser B                                                       8.000   08/01/10       517,640
 3,415   Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp
         Ser A Rfdg                                                  7.500   03/01/29     3,742,942
 7,500   Metropolitan Trans Auth NY Rites Port Auth 1273 (Inverse
         Fltg) (Acquired 08/30/04, Cost $8,281,329) (FSA
         Insd) (a) (b)                                               7.861   11/15/24     8,733,900
 2,000   Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr
         Living Ser A                                                6.750   05/01/23     1,630,220
 5,000   Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr
         Living Ser A                                                6.875   05/01/33     4,071,950
   815   Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj              8.000   11/15/15       920,298
 1,570   Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj              8.550   11/15/32     1,783,489
 1,000   Mount Vernon, NY Indl Dev Agy Civic Fac Rev                 6.200   06/01/29     1,024,750
 2,000   New York City Indl Dev Agy Amern Airl Inc Proj (AMT)        6.900   08/01/24     1,751,460
25,000   New York City Indl Dev Agy Amern Airl JFK Intl Arpt (AMT)   7.125   08/01/11    25,685,750
 2,110   New York City Indl Dev Agy British Airways Plc Proj (AMT)   5.250   12/01/32     1,845,870
12,475   New York City Indl Dev Agy British Airways Plc Proj (AMT)   7.625   12/01/32    13,608,104
 3,265   New York City Indl Dev Agy Civic Fac Rev Cmnty Res
         Developmentally Disabled                                    7.500   08/01/26     3,344,405
 3,480   New York City Indl Dev Agy Civic Fac Rev Our Lady of
         Mercy Med Ctr Pkg Corp Proj                                 8.500   12/30/22     3,198,677
 3,000   New York City Indl Dev Agy Civic Fac Rev Psch Inc Proj      6.375   07/01/33     3,203,430
 2,650   New York City Indl Dev Agy Civic Fac Rev Spl Place Inc
         Proj Ser A                                                  7.000   01/01/33     2,804,999
 5,345   New York City Indl Dev Agy Civic Fac Rev Touro College
         Proj Ser A (Acquired 06/29/99, 06/06/01, 07/22/02,
         Cost $4,980,640) (b)                                        6.350   06/01/29     5,629,889
 4,000   New York City Indl Dev Agy JFK Intl Arpt Proj Ser A (AMT)   8.000   08/01/12     4,306,400
 3,000   New York City Indl Dev Agy JFK Intl Arpt Proj Ser B (AMT)   8.500   08/01/28     3,294,300
   315   New York City Indl Dev Agy Lycee Francais De NY Proj Ser
         A (ACA Insd)                                                5.375   06/01/23       330,044
 5,000   New York City Indl Dev Agy Lycee Francais De NY Ser C       6.800   06/01/28     5,427,800
16,900   New York City Indl Dev Agy Rev Liberty-7 World Trade Ctr
         Ser A                                                       6.250   03/01/15    17,778,969
12,000   New York City Indl Dev Agy Rev Liberty-7 World Trade Ctr
         Ser A                                                       6.500   03/01/35    12,650,760
 7,500   New York City Indl Dev Agy Rev Visy Paper Inc Proj (AMT)    7.950   01/01/28     7,694,325
 5,500   New York City Indl Dev Agy Spl Fac Rev Amern Airl JFK
         Intl Arpt (Variable Rate Coupon) (AMT)                      7.625   08/01/25     5,896,000
28,500   New York City Indl Dev Agy Spl Fac Rev Amern Airl JFK
         Intl Arpt (Variable Rate Coupon) (AMT)                      7.750   08/01/31    30,815,910
 1,250   New York City Indl Dev Agy Spl Fac Rev Contl Airl
         Inc (AMT)                                                   8.000   11/01/12     1,278,863
 1,250   New York City Indl Dev Agy Spl Fac Rev Contl Airl
         Inc (AMT)                                                   8.375   11/01/16     1,296,463
 5,020   New York City Muni Wtr Auth Rev Drivers Ser 297 (Inverse
         Fltg) (Acquired 09/27/02, Cost $5,236,509)
         (FSA Insd) (a) (b)                                          7.260   06/15/26     5,512,813
 5,000   New York City Muni Wtr Fin Drivers Ser 499 (Inverse Fltg)
         (Acquired 08/18/04, Cost $5,095,296) (a) (b)                6.490   06/15/11     5,417,950

22,500   New York City Trans Drivers Ser 508 (Inverse Fltg)
         (Acquired 08/31/04, 09/15/04, 10/20/04,
         Cost $23,080,276) (b)                                       6.490   02/01/12    24,527,025
 2,000   New York St Dorm Auth Rev North Shore L I Jewish Grp        5.375   05/01/23     2,134,580
 4,375   New York St Dorm Auth Rev Rites Port Auth 1272 Ser A
         (Inverse Fltg) (Acquired 08/23/04, Cost $4,981,799)
         (FGIC Insd) (a) (b)                                         7.360   07/01/18     5,018,869
 6,220   New York St Dorm Auth Rev Rites Port Auth 1272 Ser B
         (Inverse Fltg) (Acquired 08/23/04, Cost $6,990,338)
         (FGIC Insd) (a) (b)                                         7.360   07/01/19     7,107,967
 2,500   New York St Dorm Auth Rev Winthrop South Nassau Univ        5.500   07/01/23     2,655,475
 5,195   New York St Dorm Auth Rev Winthrop South Nassau Univ        5.750   07/01/28     5,558,286
 4,000   New York St Dorm Auth Rev Winthrop Univ Hosp Assn Ser A     5.500   07/01/23     4,243,640
 2,010   Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Ser A               7.600   09/01/15     2,010,000
 1,250   Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth
         Med Ser A                                                   5.875   12/01/29     1,285,250
 1,520   Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth
         Med Ser B                                                   6.000   12/01/19     1,575,632
   200   Onondaga Cnty, NY Indl Dev Agy Civic Fac Rev Iroquois
         Nursing Home Ser B (FHA Gtd) (a)                            7.000   02/01/09       200,002
 4,000   Orange Cnty, NY Indl Dev Agy Arden Hill Life Care Ctr
         Proj Ser A                                                  7.000   08/01/31     4,251,360
   300   Oswego Cnty, NY Indl Dev Agy Civic Fac Rev (a)              7.000   02/01/12       312,048
 2,300   Peekskill, NY Indl Dev Agy Sr Drum Hill Sr Living
         Proj (AMT)                                                  6.375   10/01/28     2,259,336
 6,225   Port Auth NY & NJ Rites Port Auth 1269 Ser A (AMT)
         (Inverse Fltg) (Acquired 08/03/04, Cost $6,967,408)
         (MBIA Insd) (a) (b)                                         7.846   05/01/12     7,295,140
 3,580   Port Auth NY & NJ Rites Port Auth 1269 Ser B (AMT)
         (Inverse Fltg) (Acquired 08/03/04, Cost $3,963,950)
         (MBIA Insd) (a) (b)                                         7.846   05/01/12     4,185,020
 4,000   Port Auth NY & NJ Rites Port Auth 1271 (AMT) (Inverse
         Fltg) (Acquired 08/17/04, Cost $4,686,190) (MBIA
         Insd) (a) (b)                                               7.846   11/01/16     4,710,880
 5,075   Rockland Cnty, NY Indl Dev Agy Civic Fac Rev Dominican
         College Proj (Prerefunded @ 05/01/08) (Acquired 06/30/98,
         01/28/00, 11/13/00, 11/17/00, Cost $4,656,737) (b)          6.250   05/01/28     5,428,931
 2,265   Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev Highpointe at
         Malta Proj Ser A                                            6.875   06/01/39     2,285,249
 4,000   Suffolk Cnty, NY Indl Dev Agy Medford Hamlet Asstd Living
         Proj (AMT)                                                  6.375   01/01/39     4,030,320
 1,000   Suffolk Cnty, NY Gurwin Jewish Phase II                     6.700   05/01/39     1,076,380
 5,250   Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement
         Cmnty Rev First Mtg Jeffersons Ferry                        7.250   11/01/28     5,682,705
 1,000   Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement
         Peconic Landing Ser A                                       8.000   10/01/20     1,126,170
 2,000   Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement
         Peconic Landing Ser A                                       8.000   10/01/30     2,241,880
 6,570   Suffolk Cnty, NY Indl Dev Agy Eastern Long Is Hosp
         Assoc Ser A                                                 7.750   01/01/22     7,032,002
 2,960   Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev Spellman High
         Voltage Fac Ser A (AMT)                                     6.375   12/01/17     2,930,015
 4,600   Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev Hebrew
         Academy Spl Children (a)                                    7.500   06/01/32     4,784,414
   110   Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest Ser B       7.500   08/01/10       111,251
 1,350   Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home Ser A   7.375   03/01/21     1,454,882

 2,325   Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home
         Ser A                                                 7.375   03/01/31     2,495,167
 5,000   Triborough Brdg & Tunl Auth NY Drivers Ser 525
         (Inverse Fltg) (Acquired 09/29/04, Cost $5,435,100)
         (a) (b)                                               6.490   11/15/32     5,406,800
14,845   Tsasc Inc, NY Rev Rols RR II R 513CE Ser 1 (Inverse
         Fltg) (Acquired 06/02/06, Cost $13,802,914) (b)       6.772   06/01/34    14,379,015
11,250   Tsasc Inc, NY Ser 1                                   5.000   06/01/26    11,206,463
   695   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
         Benedictine Hosp Proj Ser A                           6.250   06/01/08       695,493
 1,000   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
         Benedictine Hosp Proj Ser A                           6.400   06/01/14       994,820
 3,895   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
         Benedictine Hosp Proj Ser A                           6.450   06/01/24     3,766,932
 3,750   Utica, NY Indl Dev Agy Civic Fac Rev Utica College
         Civic Fac                                             6.850   12/01/31     3,960,413
 5,000   Westchester Cnty, NY Indl Dev Agy Mtg Kendal on
         Hudson Proj Ser A                                     6.375   01/01/24     5,338,600
 5,000   Westchester Cnty, NY Indl Dev Agy Mtg Kendal on
         Hudson Proj Ser A                                     6.500   01/01/34     5,354,900
 2,000   Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg
         Inc Ser A                                             7.375   07/01/30     2,162,460
                                                                                  -----------
                                                                                  373,850,619
                                                                                  -----------
         NORTH CAROLINA 0.7%
 1,000   Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin Auth
         Intl Paper Co Proj Ser A (AMT)                        5.900   09/01/25     1,052,930
 1,000   North Carolina Med Care Commn First Mtg Arbor Acres
         Cmnty Proj                                            6.250   03/01/27     1,051,130
 7,050   North Carolina Med Care Commn First Mtg Baptist
         Retirement Ser A                                      6.400   10/01/31     7,355,124
 3,000   North Carolina Med Care Commn First Mtg Forest at
         Duke Proj                                             6.375   09/01/32     3,188,280
 2,500   North Carolina Med Care Commn First Mtg
         Presbyterian Homes Proj                               7.000   10/01/31     2,668,625
 2,500   North Carolina Med Care Commn First Mtg Salemtowne
         Proj                                                  6.625   04/01/31     2,663,400
 1,200   North Carolina Med Care Commn First Mtg United
         Methodist Homes (Prerefunded @ 10/01/09)              7.000   10/01/17     1,335,432
 1,250   North Carolina Med Care Commn First Mtg United
         Methodist Homes (Prerefunded @ 10/01/09)              7.250   10/01/32     1,401,463
 9,500   North Carolina Med Care Commn Retirement Fac Rev
         First Mtg Givens Estates Proj Ser A                   6.500   07/01/32    10,189,890
                                                                                  -----------
                                                                                   30,906,274
                                                                                  -----------
         NORTH DAKOTA 0.3%
 2,610   Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg
         Lutheran Rfdg                                         6.100   10/01/23     2,314,078
   495   Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj
         Ser A Rfdg (AMT)                                      7.250   09/01/21       508,622
   765   Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj
         Ser A Rfdg (AMT)                                      7.400   09/01/26       785,969
 2,120   Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj
         Ser A Rfdg (AMT)                                      7.600   09/01/31     2,192,419
 1,000   Grand Forks, ND Nursing Fac Vly Homes & Svcs Proj
         Ser A                                                 6.250   11/01/29     1,034,850
 4,000   Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly Square
         Proj                                                  6.250   12/01/34     4,016,000
 1,865   Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly Square
         Proj                                                  6.375   12/01/34     1,877,067
                                                                                  -----------
                                                                                   12,729,005
                                                                                  -----------

         OHIO 1.7%
10,255   Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj     6.500   09/01/36    10,407,287
 1,500   Akron Bath Copley, OH St Twp Hosp Dist Rev Summa
         Hosp Ser A                                            5.375   11/15/24     1,535,250
 4,000   Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem Ser
         A Rfdg                                                6.900   11/15/23     4,337,280
 7,650   Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem Ser
         A Rfdg                                                7.125   11/15/33     8,348,751
 5,000   Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment
         Proj                                                  7.350   12/01/31     5,420,800
 2,500   Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH
         Inc Proj Ser C                                        6.250   05/15/32     2,554,300
 3,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj        7.500   01/01/30     3,351,330
 7,000   Cuyahoga Cnty, OH Rev Ser A Rfdg                      6.000   01/01/32     7,783,860
 4,000   Dayton, OH Spl Fac Rev Air Freight Cargo Day LLC
         Proj (AMT)                                            6.300   04/01/22     3,851,200
 2,000   Dayton, OH Spl Fac Rev Air Freight Ser D (AMT)        6.200   10/01/09     2,157,500
 1,245   Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr
         Ser A                                                 5.625   08/15/32     1,309,167
 2,060   Hamilton Cnty, OH Multi-Family Rev Hsg Garden Hill
         Washington Pk Apt (AMT)                               7.750   10/01/21     1,838,426
 2,500   Lorain Cnty, OH Hosp Rev Catholic Hlthcare            5.375   10/01/30     2,643,925
 2,100   Lorain Cnty, OH Hosp Rev Mtg Elyria United
         Methodist Ser C Rfdg (Prerefunded @ 06/01/06)         6.875   06/01/22     2,160,081
 1,000   Lucas Cnty, OH Hlthcare Impt Sunset Retirement Ser
         A Rfdg                                                6.550   08/15/24     1,078,010
   500   Lucas Cnty, OH Hlthcare Impt Sunset Retirement Ser
         A Rfdg                                                6.625   08/15/30       537,600
 1,000   Madison Cnty, OH Hosp Impt Rev Madison Cnty Hosp
         Proj Rfdg (Prerefunded @ 08/01/08)                    6.250   08/01/18     1,049,070
 3,265   Madison Cnty, OH Hosp Impt Rev Madison Cnty Hosp
         Proj Rfdg (Prerefunded @ 08/01/08)                    6.400   08/01/28     3,450,158
 4,340   Norwood, OH Tax Increment Rev Fin Cornerstone at
         Norwood                                               6.200   12/01/31     4,386,785
 2,000   Ohio St Air Quality Dev Auth Pollutn Ctl Cleveland
         Ser A Rfdg                                            6.000   12/01/13     2,078,300
 1,000   Pinnacle Cmnty Infrastructure Fac Ser A               6.000   12/01/22     1,045,340
 2,000   Pinnacle Cmnty Infrastructure Fac Ser A               6.250   12/01/36     2,069,740
   500   Port Gtr Cincinnati Dev Auth Coop Pub Pkg
         Infrastructure Proj                                   6.300   02/15/24       534,515
 2,030   Port Gtr Cincinnati Dev Auth Coop Pub Pkg
         Infrastructure Proj                                   6.400   02/15/34     2,192,116
                                                                                   ----------
                                                                                   76,120,791
                                                                                   ----------
         OKLAHOMA 1.7%
 1,170   Citizen Potawatomi Nation, OK Ser A                   6.500   09/01/16     1,242,493
 1,150   Langston, OK Econ Dev Langston Cmnty Dev Corp Proj
         Ser A                                                 7.625   08/01/20     1,189,882
 1,000   Langston, OK Econ Dev Langston Cmnty Dev Corp Proj
         Ser A                                                 7.750   08/01/30     1,030,650
 2,000   Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Rfdg    6.000   04/01/22     2,040,680
   750   Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Ser
         A Rfdg                                                5.700   04/01/25       760,298
 1,200   Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Ser
         A Rfdg                                                7.000   04/01/25     1,240,836
 1,250   Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Ser
         A Rfdg                                                5.875   04/01/30     1,278,088
 1,990   Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Ser
         A Rfdg (Prerefunded @ 04/01/10)                       7.600   04/01/30     2,285,754
 5,000   Oklahoma Dev Fin Auth Rev Comache Cnty Hosp Proj
         Ser B                                                 6.375   07/01/21     5,582,900
   500   Oklahoma Dev Fin Auth Rev Comache Cnty Hosp Proj
         Ser B                                                 6.600   07/01/31       555,980

 2,500   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys
         Ser A Rfdg (Prerefunded @ 08/15/09)                   5.750   08/15/12     2,696,475
 2,000   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys
         Ser A Rfdg (Prerefunded @ 08/15/09)                   5.750   08/15/13     2,157,180
 1,000   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys
         Ser A Rfdg (Prerefunded @ 08/15/09)                   5.750   08/15/15     1,078,590
 3,740   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys
         Ser A Rfdg (Prerefunded @ 08/15/09)                   5.625   08/15/19     4,018,817
 6,220   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys
         Ser A Rfdg (Prerefunded @ 08/15/09)                   5.625   08/15/29     6,683,701
 1,000   Stillwater, OK Med Ctr Auth                           5.625   05/15/23     1,095,050
 2,000   Tulsa Cnty, OK Indl Auth Multi-Family Hsg
         Shadybrook Apt Ser A                                  6.375   07/01/28     1,555,760
 2,250   Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj            7.350   12/01/11     2,250,338
 4,450   Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj Rfdg       6.250   06/01/20     4,201,112
10,000   Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg (AMT)       6.000   06/01/35     9,857,100
 5,000   Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg (AMT)       5.650   12/01/35     4,885,100
17,450   Tulsa, OK Muni Arpt Tr Rev Ser A Rfdg (AMT)           7.750   06/01/35    18,682,319
                                                                                  -----------
                                                                                   76,369,103
                                                                                  -----------
         OREGON 1.0%
 2,000   Clackamas Cnty, OR Hosp Fac Willamette View Inc
         Proj Ser A (Prerefunded @ 11/01/09)                   7.500   11/01/29     2,279,740
 1,180   Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg              6.000   08/01/14     1,173,781
 4,000   Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg              6.875   08/01/28     4,044,400
 1,730   Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg
         Forest Glen Ser A (a)                                 7.500   09/01/27     1,776,139
 9,500   Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger
         Plaza Proj Rfdg (Acquired 05/16/03, 11/17/03, Cost
         $9,513,538) (b)                                       6.500   12/01/29     9,773,790
 3,000   Oregon St Fac Auth Rev College Hsg Northwest Proj
         Ser A                                                 5.450   10/01/32     3,094,380
 3,753   Oregon St Hlth Hsg Ed & Cultural Fac Auth (AMT)       7.250   06/01/28     3,813,478
 2,915   Oregon St Hlth Hsg Ed Auth OR Baptist Retirement
         Homes Ser A                                           8.000   11/15/26     3,006,298
   985   Oregon St Hsg & Cmnty Svc Dep Single Family Mtg Ser
         A                                                     5.350   07/01/30     1,008,571
 3,620   Oregon St Vets Welfare Ser 81                         5.250   10/01/42     3,690,554
 9,925   Yamhill Cnty, OR Hosp Auth Rev Friendsview
         Retirement Cmnty                                      7.000   12/01/34    10,892,588
                                                                                  -----------
                                                                                   44,553,719
                                                                                  -----------
         PENNSYLVANIA 5.5%
 1,000   Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa
         Saint Joseph                                          5.875   08/15/18     1,004,050
 4,500   Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa
         Saint Joseph                                          6.000   08/15/28     4,483,350
   330   Allegheny Cnty, PA Hosp Dev Auth Rev Covenant at
         South Hills Ser A (d)                                 8.625   02/01/21       204,092
11,310   Allegheny Cnty, PA Hosp Dev Auth Rev Covenant at
         South Hills Ser A (d)                                 8.750   02/01/31     6,994,104
 1,000   Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South
         Hills Hlth Sys Ser B                                  6.625   05/01/20     1,059,490
 1,000   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B            9.250   11/15/15     1,197,850
 6,240   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B            9.250   11/15/22     7,459,982
11,925   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B            9.250   11/15/30    14,200,767
 1,695   Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)      6.625   09/01/24     1,685,169
 6,645   Allegheny Cnty, PA Indl Dev Auth Lease Rev Air
         Freight Cargo Fac Pit LLC (AMT) (a)                   7.750   09/01/31     7,111,944
 4,275   Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj Ser
         A                                                     7.000   01/01/34     4,519,359

 1,000   Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac
         Chandler                                                       6.100   05/01/14     1,023,290
   900   Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac
         Chandler                                                       6.200   05/01/19       921,177
 2,000   Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac
         Chandler                                                       6.300   05/01/29     2,040,640
 1,000   Chartiers Vly, PA Indl & Com Dev Auth First Mtg Rev Asbury
         Hlth Ctr Rfdg                                                  6.375   12/01/19     1,039,360
 2,500   Chartiers Vly, PA Indl & Com Dev Auth First Mtg Rev Asbury
         Hlth Ctr Rfdg                                                  6.375   12/01/24     2,599,100
 2,000   Chartiers Vly, PA Indl Asbury Hlth Ctr Proj Rfdg               7.400   12/01/15     2,023,300
10,295   Chester Cnty, PA Hlth & Ed Fac Chester Cnty Hosp Ser A         6.750   07/01/31    11,322,853
 2,250   Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj               7.250   07/01/24     2,546,775
 2,200   Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj               7.625   07/01/34     2,507,516
 2,500   Crawford Cnty, PA Hosp Auth Sr Living Fac Rev                  6.250   08/15/29     2,574,600
 1,000   Cumberland Cnty, PA Indl Dev Auth Rev First Mtg Woods Cedar
         Run Ser A Rfdg (d)                                             6.500   11/01/18       374,020
 3,250   Cumberland Cnty, PA Indl Dev Auth Rev First Mtg Woods Cedar
         Run Ser A Rfdg (d)                                             6.500   11/01/28     1,207,700
 4,000   Dauphin Cnty, PA Gen Auth Rev Office & Pkg Forum Place Ser A   6.000   01/15/25     2,411,280
 5,500   Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office   6.000   01/01/25     5,140,905
 1,500   Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg Proj Rfdg
         (Prerefunded @ 06/01/06)                                       7.000   06/01/21     1,513,245
12,500   Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg Proj Rfdg
         (Prerefunded @ 06/01/06)                                       7.000   06/01/26    12,610,375
 2,100   Delaware Cnty, PA Auth Rev White Horse Vlg Proj Ser A Rfdg     7.500   07/01/18     2,154,117
 1,000   Delaware Cnty, PA Auth Rev White Horse Vlg Proj Ser A Rfdg     7.625   07/01/30     1,076,850
 4,295   Grove City, PA Area Hosp Auth Hlth Fac Rev Grove Manor Proj
         (Prerefunded @ 08/15/08)                                       6.625   08/15/29     4,575,764
 4,530   Hazleton, PA Hlth Svc Auth Hazleton Saint Joseph's Med Ctr     6.200   07/01/26     4,530,906
 2,200   Indiana Cnty, PA Indl Dev Auth PSEG Pwr LLC Proj Rfdg (AMT)    5.850   06/01/27     2,310,418
 1,650   Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg Proj Ser A     7.625   05/01/31     1,800,497
 2,500   Lehigh Cnty, PA Gen Purp Auth Good Shepherd Grp Ser A          5.625   11/01/34     2,650,400
 3,000   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship
         Church Home Inc                                                7.750   11/01/33     3,295,230
 3,000   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship
         Church Home Inc Proj Ser A                                     6.000   12/15/23     3,022,920
 1,000   Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Luke's
         Bethlehem                                                      5.375   08/15/33     1,038,550
 3,000   Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg     6.000   11/01/18     2,942,400
 6,085   Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg     6.000   11/01/23     5,878,840
 1,790   Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj   6.100   06/01/18     1,719,707
 4,000   Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj   6.300   06/01/28     3,763,040
 2,045   Luzerne Cnty, PA Indl Dev Auth First Mtg Gross Rev Rfdg (a)    7.875   12/01/13     2,046,841
 2,500   Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr              6.000   01/01/43     2,679,100
 7,000   Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington
         Mem Hosp Ser A                                                 5.125   06/01/32     7,195,860
 2,000   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
         Meadowood Corp Proj Ser A Rfdg                                 6.000   12/01/10     2,001,940

 1,000   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
         Meadowood Corp Proj Ser A Rfdg                                 6.250   12/01/17     1,037,490
 3,300   Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare Adv Geriatric
         Ser A                                                          8.375   07/01/23     3,307,194
 1,500   Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont
         Care Proj                                                      6.250   02/01/35     1,578,435
 1,500   Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh
         Continuing Care Proj                                           6.125   02/01/28     1,575,060
 2,660   Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth Academy (a)   7.750   09/01/14     2,666,889
 1,600   Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A         5.625   07/01/32     1,683,376
 2,315   Northeastern PA Hosp & Ed Auth Hlthcare Rev                    7.125   10/01/29     2,387,112
 2,650   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj
         Ser A (AMT)                                                    6.500   11/01/16     2,881,769
 2,900   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj
         Ser A (AMT)                                                    6.125   11/01/21     3,107,002
 2,755   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj
         Ser A (AMT)                                                    6.250   11/01/31     2,966,639
 3,000   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj
         Ser A (AMT)                                                    6.375   11/01/41     3,239,610
 2,230   Pennsylvania Econ Dev Fin Northwestern Human Svc Ser A         5.250   06/01/28     1,985,704
 7,000   Pennsylvania Econ Dev Fin Reliant Energy Ser B (AMT)           6.750   12/01/36     7,466,900
 5,000   Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ           5.500   05/01/34     5,233,150
   985   Pennsylvania St Higher Ed Student Assn Inc Proj Ser A          6.750   09/01/32     1,038,279
 1,565   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                  6.000   01/15/31     1,712,799
 2,600   Philadelphia, PA Auth for Indl Dev Baptist Home of
         Philadelphia Ser A                                             5.500   11/15/18     2,574,000
 5,485   Philadelphia, PA Auth for Indl Dev Baptist Home of
         Philadelphia Ser A                                             5.600   11/15/28     5,353,031
 3,050   Philadelphia, PA Auth for Indl Pauls Run Ser A                 5.875   05/15/28     3,112,861
 1,090   Philadelphia, PA Auth Indl Dev Cathedral Vlg Proj Ser A        6.750   04/01/23     1,190,553
 1,500   Philadelphia, PA Auth Indl Dev Cathedral Vlg Proj Ser A        6.875   04/01/34     1,626,210
 8,500   Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg               7.750   12/01/17     8,603,275
 2,180   Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev Rfdg       6.500   07/01/27     2,200,056
   900   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized
         Comp Human Svcs Ser A                                          6.125   01/01/13       894,708
 4,000   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized
         Comp Human Svcs Ser A                                          7.250   01/01/21     4,239,680
 2,495   Philadelphia, PA Hosp & Higher Ed Temple Univ Hosp             5.500   11/15/15     2,536,143
 2,000   Philadelphia, PA Hosp & Higher Ed Temple Univ Hosp Ser A       6.625   11/15/23     2,040,920
 2,000   Scranton-Lackawanna, PA Hlth & Welfare Auth Rev Marian Cmnty
         Hosp Proj Rfdg (Prerefunded @ 01/15/07)                        7.125   01/15/13     2,096,040
 1,465   Scranton-Lackawanna, PA Hlth & Welfare Auth Rev Marian Cmnty
         Hosp Proj Rfdg (Prerefunded @ 01/15/07)                        7.250   01/15/17     1,536,917
 3,100   Scranton-Lackawanna, PA Hlth & Welfare Auth Rev Marian Cmnty
         Hosp Proj Rfdg (Prerefunded @ 01/15/07)                        7.350   01/15/22     3,254,845
 2,500   Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone Ser B
         (Prerefunded @ 11/15/10)                                       8.000   11/15/23     2,948,625
 2,950   Wilkinsburg, PA Muni Auth Hlth Fac Rev Monroeville Christian
         Ser A                                                          8.250   03/01/27     3,096,261
                                                                                           -----------
                                                                                           247,631,206
                                                                                           -----------

         RHODE ISLAND 0.4%
 2,000   Rhode Island St Econ Dev Corp Rev Oblig Providence Place       7.250   07/01/20     2,053,240
 7,310   Rhode Island St Hlth & Ed Bldg Hosp Fin Lifespan Oblig Grp
         (Prerefunded @ 08/15/12)                                       6.500   08/15/32     8,486,179
   680   Rhode Island St Hlth & Ed Hosp Fin Ser A (Prerefunded @
         09/15/08)                                                      5.875   09/15/23       717,094
 5,490   Rhode Island St Hlth & Ed Hosp Fin Ser A (Prerefunded @
         09/15/08)                                                      6.000   09/15/33     5,806,059
 1,500   Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg Ser A            6.875   05/01/22     1,636,065
                                                                                           -----------
                                                                                            18,698,637
                                                                                           -----------
         SOUTH CAROLINA 1.7%
 2,000   Lexington Cnty, SC Hlth Svcs                                   5.500   05/01/32     2,109,500
 2,000   Lexington Cnty, SC Hlth Svcs                                   5.500   05/01/37     2,112,280
 1,450   Loris, SC Cmnty Hosp Dist Hosp Rev Ser B                       5.625   01/01/29     1,467,009
 1,915   Medical Univ SC Hosp Auth Ser A Rfdg (Prerefunded @
         08/15/12)                                                      6.250   08/15/22     2,201,733
 1,700   Medical Univ SC Hosp Auth Ser A Rfdg (Prerefunded @
         08/15/12)                                                      6.375   08/15/27     1,966,696
 7,000   Richland Cnty, SC Environmental Impt Rev Intl Paper (AMT)      6.100   04/01/23     7,527,800
 5,050   South Carolina Jobs Econ Dev Auth Econ Dev Rev Bon Secours
         Hlth Sys Inc Ser A                                             5.625   11/15/30     5,350,172
   468   South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster
         Presbyterian Ctr                                               6.750   11/15/10       501,790
   500   South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster
         Presbyterian Ctr (Prerefunded @ 11/15/10)                      7.500   11/15/20       583,935
 1,200   South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg
         Lutheran Homes Rfdg                                            5.650   05/01/18     1,188,456
 2,500   South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg
         Westley Commons Proj                                           8.000   10/01/31     2,747,625
 5,000   South Carolina Jobs Econ Dev Auth Hosp Fac Rev Impt Palmetto
         Hlth Alliance Ser A Rfdg                                       6.125   08/01/23     5,583,000
 9,900   South Carolina Jobs Econ Dev Auth Hosp Fac Rev Impt Palmetto
         Hlth Alliance Ser A Rfdg                                       6.250   08/01/31    11,058,993
 4,005   South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth
         Ser C (Prerefunded @ 08/01/13)                                 6.375   08/01/34     4,647,522
   495   South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth
         Ser C                                                          6.375   08/01/34       557,167
 5,500   South Carolina Jobs Econ Dev First Mtg Lutheran Homes          6.625   05/01/20     5,696,075
 2,540   South Carolina Jobs Econ Dev First Mtg Lutheran Homes Rfdg     5.700   05/01/26     2,483,231
 3,000   South Carolina Jobs Econ Dev First Mtg Westley Commons Proj    7.750   10/01/24     3,280,050
 4,000   South Carolina Jobs Econ Dev First Mtg Westley Commons Proj
         Rfdg (a)                                                       7.750   10/01/33     4,356,480
 1,650   South Carolina Jobs Econ Episcopal Home Still Proj Ser A       6.250   05/15/25     1,712,453
 3,350   South Carolina Jobs Econ Episcopal Home Still Proj Ser A       6.375   05/15/32     3,508,623
 5,015   Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Ser B   6.375   05/15/28     5,405,819
                                                                                           -----------
                                                                                            76,046,409
                                                                                           -----------
         SOUTH DAKOTA 0.5%
 3,750   Minnehaha Cnty, SD Hlth Fac Bethany Lutheran Home Proj Ser A   7.000   12/01/35     3,925,725
 3,600   Mobridge, SD Hlthcare Fac Rev Mobridge Regl Hosp Proj          6.500   12/01/22     3,703,068
 1,750   Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Ser A         6.625   11/15/23     1,824,708

  3,250   Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Ser A         6.750   11/15/33    3,366,383
  6,245   Sioux Falls, SD Multi-Family Hsg Inn Westport Proj Ser A
          (Acquired 01/26/04, Cost $6,391,497) (b)                       7.500   12/01/34    6,429,602
  1,000   South Dakota St Hlth & Ed Fac Auth Rev Huron Regl Med Ctr      7.250   04/01/20    1,002,810
  2,000   South Dakota St Hlth & Ed Fac Auth Rev Sioux Vly Hosp &
          Hlth Sys Ser A                                                 5.250   11/01/34    2,097,400
  1,600   Winner, SD Econ Dev Rev Winner Regl Hlthcare Ctr Rfdg (a)      6.000   04/01/28    1,599,968
                                                                                            ----------
                                                                                            23,949,664
                                                                                            ----------
          TENNESSEE 1.5%
  1,000   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B
          Impt & Rfdg                                                    8.000   07/01/33    1,192,550
  1,200   Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj
          Ser A                                                          6.000   02/15/19    1,218,336
  1,000   Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj
          Ser A                                                          6.000   02/15/24    1,012,660
  5,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn
          States Hlth Ser A Rfdg                                         7.500   07/01/25    5,917,000
  7,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn
          States Hlth Ser A Rfdg                                         7.500   07/01/33    8,239,000
  1,200   Johnson City, TN Hlth & Ed Fac Brd Retirement Fac Rev
          Appalachian Christian Vlg Proj Ser A                           6.250   02/15/32    1,245,636
  7,000   Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac Rev Baptist
          Hlth Sys East TN                                               6.500   04/15/31    7,468,020
  2,700   Knox Cnty, TN Hlth Ed Hosp Fac Impt East TN Hosp Ser B Rfdg    5.750   07/01/33    2,866,374
  4,850   Metropolitan Govt Nashville & Davidson Blakeford at Green
          Hills Rfdg                                                     5.650   07/01/24    4,909,073
  1,650   Shelby Cnty, TN Hlth & Ed Germantown Vlg Ser A                 7.000   12/01/23    1,710,588
  6,500   Shelby Cnty, TN Hlth & Ed Germantown Vlg Ser A                 7.250   12/01/34    6,751,615
  5,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Drivers Ser
          254 (Inverse Fltg) (Acquired 04/24/02, Cost $4,922,800) (a)
          (b)                                                            9.370   09/01/21    6,642,800
    375   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac
          Kirby Pines Ser A                                              6.250   11/15/16      386,640
  7,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac
          Kirby Pines Ser A                                              6.375   11/15/25    7,191,870
  4,500   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hosp Wellmont
          Hlth Sys Proj (Prerefunded @ 09/01/12)                         6.250   09/01/32    5,148,270
  1,665   Sweetwater, TN Indl Dev Brd Mtg Rev Wood Presbyterian Home
          Proj (a)                                                       7.500   01/01/18    1,700,398
  4,070   Sweetwater, TN Indl Dev Brd Mtg Rev Wood Presbyterian Home
          Proj (a)                                                       7.750   01/01/29    4,156,650
    670   Tennessee Hsg Dev Agy Ser 2001 3B                              5.350   07/01/32      690,891
                                                                                            ----------
                                                                                            68,448,371
                                                                                            ----------
          TEXAS 8.6%
  1,805   Abia Dev Corp TX Arpt Fac Rev Aero Austin LP Proj (AMT)        7.250   01/01/25    1,845,125
    315   Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC
          Proj Ser A (AMT)                                               6.250   10/01/08      315,460
  3,775   Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC
          Proj Ser A (AMT)                                               6.500   10/01/23    3,705,012
  2,000   Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears
          Methodist Retirement Ser A                                     6.750   11/15/28    2,057,960
  5,000   Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears
          Methodist Retirement Ser A                                     7.000   11/15/33    5,442,750
    800   Alliance Arpt Auth Inc TX Spl Amern Airl Inc Proj (AMT)        7.500   12/01/29      749,976

  1,700   Atlanta, TX Hosp Auth Fac Rev                                  6.750   08/01/29    1,747,923
  1,000   Austin, TX Conv Enterprises Inc First Tier Ser A               6.700   01/01/28    1,070,180
  2,000   Austin-Bergstorm Landhost Enterprises Inc TX Arpt Hotel Sr
          Ser A (c)                                                      6.750   04/01/27    1,202,340
    750   Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence
          Proj                                                           6.125   07/01/22      809,063
  1,000   Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence
          Proj                                                           6.300   07/01/32    1,075,950
  3,355   Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev Woodland
          Ridge Apt Proj Ser A (AMT)                                     7.000   01/01/39    3,418,275
  1,585   Brazos Riv Auth TX Pollutn Ctl Rev TXU Elec Co Proj Ser C
          Rfdg (AMT)                                                     5.750   05/01/36    1,685,188
  9,500   Brazos Riv Auth TX Pollutn Ctl Rev TXU Energy Co Proj Ser B
          Rfdg (AMT)                                                     6.300   07/01/32   10,154,740
  5,000   Brazos Riv Auth TX Pollutn Ctl Rev TXU Energy Co Proj Ser A
          Rfdg (AMT)                                                     6.750   04/01/38    5,635,250
 10,000   Brazos Riv Auth TX Pollutn TX Util Co Ser A (AMT)              7.700   04/01/33   11,728,700
  1,000   Brazos Riv Auth TX Rev Reliant Energy Inc Proj Ser A Rfdg      5.375   04/01/19    1,022,620
  2,000   Comal Cnty, TX Hlth Fac Dev Hlthcare Sys McKenna Mem Proj
          Ser A                                                          6.125   02/01/22    2,161,200
  3,000   Comal Cnty, TX Hlth Fac Dev Hlthcare Sys McKenna Mem Proj
          Ser A                                                          6.250   02/01/32    3,227,070
  6,000   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg                       7.250   04/01/32    6,319,020
  3,000   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev Amern
          Airl Inc (AMT)                                                 8.250   11/01/36    2,987,460
 35,925   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev Amern
          Airl Inc (GTY AGMT: American Airlines) (AMT)                   6.375   05/01/35   28,390,450
 15,000   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev A-SubSer
          1 Rfdg (AMT)                                                   8.500   05/01/29   15,064,500
 12,900   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev A-SubSer
          2 Rfdg (AMT)                                                   9.000   05/01/29   13,410,711
 14,500   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev A-SubSer
          2 Rfdg (AMT)                                                   9.125   05/01/29   15,237,035
  1,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A (AMT)
          (FGIC Insd)                                                    6.000   11/01/28    1,072,430
  3,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A (AMT)
          (FGIC Insd)                                                    6.000   11/01/32    3,217,290
  7,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A (AMT)
          (FSA Insd)                                                     5.000   11/01/35    7,061,390
  8,000   Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys Ser A            7.000   09/01/25    8,715,920
  5,000   Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys Ser A            7.125   09/01/34    5,448,350
  5,390   Grand Prairie, TX Hsg Fin Corp                                 7.750   01/01/34    5,641,605
  1,990   Grapevine, TX Indl Dev Corp Rev Sr Air Cargo (AMT)             6.500   01/01/24    2,092,187
  3,000   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd Med
          Ctr Proj Ser A                                                 6.375   10/01/21    3,279,180
  5,320   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd Med
          Ctr Proj Ser A                                                 6.500   10/01/26    5,786,458
  2,000   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd Med
          Ctr Proj Ser A                                                 6.500   10/01/29    2,168,340
    540   Gulf Coast Waste Disp Auth Ser A Rfdg (AMT)                    6.100   08/01/24      574,560
  1,050   Gulf Coast Waste Disp Auth Valero Energy Corp Proj (AMT)       5.700   04/01/32    1,080,534
  5,510   Harris Cnty, TX Hlth Fac Dev Corp Rev Drivers Ser 223
          (Inverse Fltg) (Acquired 07/31/01, Cost $5,544,649) (b)        7.600   02/15/17    6,519,818
  2,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare Ser A
          (Prerefunded @ 06/01/11)                                       6.375   06/01/29    2,269,680
  1,000   Harris Cnty, TX Indl Dev Corp Continental Airl Proj Rfdg
          (AMT) (Acquired 01/26/01, Cost $826,889) (b)                   5.375   07/01/19      818,990

 10,095   Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc Proj               6.875   08/15/26   10,678,188
  4,075   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser B (AMT)        6.125   07/15/17    3,965,831
  6,375   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser C (AMT)        6.125   07/15/27    6,093,225
  1,275   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser C (AMT)        5.700   07/15/29    1,065,084
  7,000   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser E (AMT)        6.750   07/01/21    7,070,910
  4,000   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser E (AMT)        7.375   07/01/22    4,130,040
    885   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser E (AMT)        6.750   07/01/29      893,505
  9,000   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser E (AMT)        7.000   07/01/29    9,201,690
  1,000   Houston, TX Arpt Sys Rev Sub Lien Ser C (FGIC Insd)            5.000   07/01/28    1,014,380
    500   Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty
          Ser A                                                          7.000   02/15/23      553,120
  4,000   Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty
          Ser A                                                          7.125   02/15/34    4,406,240
  3,995   Houston, TX Indl Dev Corp Rev Sr Air Cargo (AMT)               6.375   01/01/23    4,210,331
 10,000   Houston, TX Util Sys Rev Drivers Ser 506 (Inverse Fltg)
          (Acquired 08/24/04, Cost $10,901,842) (MBIA Insd) (a) (b)      6.990   05/15/12   11,495,200
  3,750   Kerrville, TX Hlth Fac Dev Sid Peterson Mem Hosp Proj          5.375   08/15/35    3,840,600
  2,500   Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj
          Ser A                                                          6.500   07/01/26    2,480,225
  5,000   Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj
          Ser A                                                          6.625   07/01/36    4,966,400
  1,500   Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj
          Ser A (Prerefunded @ 07/01/09)                                 6.500   07/01/29    1,660,080
  3,110   Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj
          Ser A (Prerefunded @ 07/01/09)                                 6.500   07/01/19    3,372,360
  8,770   Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc
          Apt Proj                                                       6.500   12/01/30    8,868,926
  1,000   Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian
          Care Ctr Ser A (Prerefunded @ 02/15/10)                        7.625   02/15/28    1,149,310
  1,000   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp
          Proj                                                           6.625   01/01/11    1,028,780
  2,500   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp
          Proj                                                           7.250   01/01/31    2,588,875
  2,755   Midlothian, TX Dev Auth Tax                                    6.700   11/15/23    2,836,934
  2,000   Midlothian, TX Dev Auth Tax                                    7.875   11/15/26    2,199,140
  2,000   Midlothian, TX Auth Tax (Acquired 12/02/04,
          Cost $2,000,000) (b)                                           6.200   11/15/29    2,016,220
  5,000   North Central, TX Hlth Fac Dev Corp Hosp Rev Utd Regl
          Hlthcare Sys Inc Proj                                          5.500   09/01/28    5,226,450
  1,530   North Central, TX Hlth Fac Dev Corp Rev Hlth Fac C C Young
          Mem Proj                                                       6.300   02/15/15    1,551,772
  2,250   North Central, TX Hlth Fac Dev Corp Rev Hlth Fac C C Young
          Mem Proj                                                       6.375   02/15/20    2,288,408
  3,720   Orange, TX Hsg Dev Corp Multi-Family Rev Hsg Vlg at Pine
          Hallow                                                         8.000   03/01/28    3,786,848
  3,000   Richardson, TX Hosp Auth Rev Richardson Regl Impt & Rfdg       6.000   12/01/34    3,248,820
  2,830   Rusk Cnty, TX Hlth Fac Corp Hosp Rev Henderson Mem Hosp
          Proj Rfdg                                                      7.750   04/01/13    2,832,858
  2,000   Sabine Riv Auth TX Pollutn Ctl Rev TX Elec Proj Ser A Rfdg
          (AMT)                                                          6.450   06/01/21    2,141,100
    500   San Antonio, TX Hlth Fac Dev Corp Rev Encore Nursing Ctr
          Partn                                                          8.250   12/01/19      500,325

 2,000   San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev Beverly
         Oaks Apt Proj Ser A                                         7.750   02/01/27     1,907,600
 1,830   San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev Marbach
         Manor Apt Proj Ser A (AMT)                                  8.125   06/01/27     1,739,433
   960   Texas St Dept Hsg & Cmnty Affairs Single Family Rev Mtg
         Ser A (AMT) (MBIA Insd)                                     5.500   03/01/26       997,507
   975   Texas St Dept Hsg & Cmnty Affairs Single Family Rev Mtg
         Ser A (AMT) (MBIA Insd)                                     5.550   03/01/34     1,009,223
 2,000   Texas St Pub Fin Auth Sch Excellence Ed Proj Ser A
         (Acquired 12/02/04, Cost $1,986,049) (b)                    7.000   12/01/34     2,085,360
 1,000   Texas St Student Hsg Corp MSU Proj Midwestern St Univ       6.500   09/01/22     1,065,820
 4,375   Texas St Student Hsg Corp MSU Proj Midwestern St Univ       6.500   09/01/34     4,632,250
 6,200   Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp            6.000   07/01/29     6,439,754
 1,000   Tyler, TX Hlth Fac Dev Corp Mother Frances Hosp             5.750   07/01/33     1,053,390
15,550   University, TX Univ Rev Drivers Ser 517 (Inverse Fltg)
         (Acquired 09/22/04, Cost $17,999,044) (b)                   6.660   07/01/23    17,297,509
12,500   University, TX Univ Rev Drivers Ser 584 (Inverse Fltg)
         (Acquired 11/09/04, Cost $13,131,415) (b)                   6.490   08/15/12    13,703,125
 7,945   Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Ser A Rfdg    6.250   01/01/28     8,096,670
 4,500   Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj              7.500   12/01/29     4,375,485
                                                                                        -----------
                                                                                        383,975,991
                                                                                        -----------
         UTAH 0.4%
 2,395   Eagle Mountain, UT Spl Assmt Spl Impt Dist No 2000-1        8.250   02/01/21     2,404,915
   500   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (d)          7.600   09/01/06       175,000
 1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (d)          7.800   09/01/15       350,000
 9,870   Mountain Regl Wtr Spl Svc Dist Utah Spl Impt Dist
         No 2002-1                                                   7.000   12/01/18    10,175,575
 4,285   South Jordan, UT Spl Assmt Spl Impt Dist No 99-1            6.875   11/01/17     4,311,438
 2,435   Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj Ser A            6.875   07/01/27     2,464,902
                                                                                        -----------
                                                                                         19,881,830
                                                                                        -----------
         VERMONT 0.5%
 1,155   Vermont Econ Dev Auth Rev Mtg Wake Robin Corp Proj Ser B    6.750   03/01/24     1,214,148
 3,720   Vermont Econ Dev Auth Rev Mtg Wake Robin Corp Proj Ser B    6.750   03/01/29     3,906,037
 1,290   Vermont Ed & Hlth Bldg Fin Agy Rev Developmental & Mental
         Hlth Ser A                                                  6.375   06/15/22     1,376,507
 2,170   Vermont Ed & Hlth Bldg Fin Agy Rev Developmental & Mental
         Hlth Ser A                                                  6.500   06/15/32     2,291,672
 2,275   Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare Fac Copley
         Manor Proj                                                  6.250   04/01/33     1,711,915
   475   Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental
         Hlth Ser A                                                  6.000   12/15/09       501,054
 1,930   Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental
         Hlth Ser A                                                  6.125   12/15/14     2,045,414
 1,325   Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental
         Hlth Ser A                                                  6.250   12/15/19     1,407,693
 1,670   Vermont Ed & Hlth Bldg Fin Bennington College Proj (a)      6.500   10/01/14     1,733,276
 4,130   Vermont Ed & Hlth Bldg Fin Bennington College Proj          6.625   10/01/29     4,285,412
                                                                                        -----------
                                                                                         20,473,128
                                                                                        -----------

         VIRGINIA 2.5%
 2,500   Albemarle Cnty, VA Indl Dev Auto Residential Care
         Fac Ser A                                                   6.200   01/01/31     2,617,050
 2,955   Alexandria, VA Indl Dev Auth Rev Saint Coletta Sch
         Proj (a)                                                    7.750   10/15/26     3,051,156
   210   Alexandria, VA Indl Dev Auth Rev Saint Coletta Sch
         Proj (a)                                                    7.750   10/15/26       216,833
 2,000   Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging Proj
         Rfdg (AMT)                                                  6.300   12/01/25     2,058,780
 1,900   Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging Proj
         Ser A Rfdg (AMT)                                            6.550   12/01/25     1,965,208
 1,794   Bell Creek Cmnty Dev Auth VA Spl Assmt Ser A                6.750   03/01/22     1,913,678
 3,845   Bell Creek Cmnty Dev Auth VA Spl Assmt Ser B (a)            7.000   03/01/32     4,124,878
10,000   Broad Str Cmnty Dev Auth VA                                 7.500   06/01/33    11,180,000
 1,463   Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev
         Celebrate VA North Proj Ser B                               6.600   03/01/25     1,579,162
 8,000   Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev
         Celebrate VA North Proj Ser B                               6.750   03/01/34     8,605,520
 4,000   Chesterfield Cnty, VA Indl Dev Elec & Pwr Ser A             5.875   06/01/17     4,370,760
 2,475   Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr Proj         6.250   03/01/26     2,609,541
 2,550   Fairfax Cnty, VA Redev & Hsg Auth Multi-Family Hsg Rev      7.600   10/01/36     2,698,971
   740   Greensville Cnty, VA Indl Dev Auth Rev Indl Dev Wheeling
         Steel Proj Ser A (AMT)                                      7.000   04/01/14       675,272
 2,665   Hampton, VA Redev & Hsg Auth Rev First Mtg Olde Hampton
         Ser A Rfdg                                                  6.500   07/01/16     2,582,785
 3,000   Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev
         Utd Methodist Ser A                                         6.700   06/01/27     3,207,420
 4,000   Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev
         Utd Methodist Ser A Rfdg                                    6.500   06/01/22     4,292,000
 5,200   Isle Wight Cnty, VA Indl Dev Auth Environment Impt Rev
         Ser A (AMT)                                                 5.700   11/01/27     5,372,692
 1,200   James City Cnty, VA Indl Dev Auth Residential Care Fac
         Rev First Mtg Williamsburg Ser A Rfdg                       6.000   03/01/23     1,287,636
 3,000   James City Cnty, VA Indl Dev Auth Residential Care Fac
         Rev First Mtg Williamsburg Ser A Rfdg                       6.125   03/01/32     3,177,480
 1,000   Loudoun Cnty, VA Indl Dev Auth Loudoun Hosp Ctr Ser A
         (Prerefunded @ 06/01/12)                                    6.100   06/01/32     1,133,320
   500   Norfolk, VA Redev & Hsg Auth First Mtg Retirement
         Cmnty Ser A                                                 6.000   01/01/25       518,605
 1,950   Norfolk, VA Redev & Hsg Auth First Mtg Retirement
         Cmnty Ser A                                                 6.125   01/01/35     2,019,089
 7,000   Peninsula Port Auth VA Residential Care Fac Rev VA
         Baptist Homes Ser A                                         7.375   12/01/23     7,852,320
10,500   Peninsula Port Auth VA Residential Care Fac Rev VA
         Baptist Homes Ser A                                         7.375   12/01/32    11,722,200
 5,525   Richmond, VA Redev & Hsg Auth Multi-Family Rev Ser A
         Rfdg (a)                                                    8.750   12/15/21     5,290,630
 7,000   Roanoke Cnty, VA Indl Dev Auth Glebe Inc Ser A              6.300   07/01/35     7,232,890
 3,500   Tobacco Settlement Fin Corp VA (Inverse Fltg) (Acquired
         12/07/05, Cost $3,513,860) (b)                              8.178   06/01/37     3,687,320
 4,000   Virginia Gateway Cmnty Dev Prince William Cnty              6.375   03/01/30     4,390,880
   470   Virginia Small Business Fin Indl Dev SIL Clean Wtr
         Proj (AMT)                                                  7.250   11/01/09       490,003
 1,700   Virginia Small Business Fin Indl Dev SIL Clean Wtr
         Proj (AMT)                                                  7.250   11/01/24     1,768,306
                                                                                        -----------
                                                                                        113,692,385
                                                                                        -----------
         WASHINGTON 0.9%
 2,000   Kennewick, WA Pub Hosp Dist Impt & Rfdg                     6.300   01/01/25     2,062,740

   600   King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp      7.000   12/01/11       638,298
   400   King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp      7.250   12/01/15       425,988
 2,000   Skagit Cnty, WA Pub Hosp Dist Rfdg                          6.000   12/01/18     2,173,600
 1,000   Skagit Cnty, WA Pub Hosp Dist Rfdg                          6.000   12/01/23     1,084,630
 2,430   Tobacco Settlement Auth WA Tob Settlement Rev               6.500   06/01/26     2,656,330
 8,315   Tobacco Settlement Auth WA Tob Settlement Rev               6.625   06/01/32     9,162,797
10,975   Washington St Drivers Ser 509 (Inverse Fltg) (Acquired
         09/08/04, Cost $11,324,672) (MBIA Insd) (a) (b)             6.490   07/01/12    12,125,400
 8,670   Washington St Drivers Ser 593 (Inverse Fltg) (Acquired
         11/10/04, Cost $9,025,272) (FSA Insd) (a) (b)               6.490   07/01/12     9,568,212
                                                                                        -----------
                                                                                         39,897,995
                                                                                        -----------
         WEST VIRGINIA 0.0%
 1,250   Randolph Cnty, WV Bldg Commn Rev Crossover Elkins Regl
         Proj Rfdg                                                   6.125   07/01/23     1,179,238
                                                                                        -----------
         WISCONSIN 2.4%
 6,405   Badger Tob Asset Securitization Corp WI                     6.375   06/01/32     6,895,815
 4,180   Baldwin, WI Hosp Rev Mtg Ser A                              6.375   12/01/28     4,207,379
 3,750   Hudson, WI Fac Hlthcare Rev Christian Cmnty Home Inc Proj   6.500   04/01/33     3,786,188
 2,500   Milwaukee, WI Rev Sub Air Cargo (AMT)                       7.500   01/01/25     2,583,125
 4,250   Wisconsin St Drivers Ser 490 (Inverse Fltg) (Acquired
         08/04/04, Cost $4,776,554) (MBIA Insd) (a) (b)              6.490   05/01/12     4,907,900
 6,000   Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare         6.400   04/15/33     6,667,920
 8,725   Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc
         Ser A                                                       5.600   02/15/29     9,000,361
 4,750   Wisconsin St Hlth & Ed Fac Auth Rev Clement Manor Rfdg      5.750   08/15/24     4,781,398
 3,750   Wisconsin St Hlth & Ed Fac Auth Rev Froedert &
         Cmnty Hlth Oblig                                            5.375   10/01/30     3,921,075
 2,000   Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem Hosp Assn
         (ACA Insd)                                                  7.875   11/01/22     2,045,820
 5,000   Wisconsin St Hlth & Ed Fac Auth Rev Milwaukee Catholic
         Home Inc Proj                                               7.500   07/01/26     5,119,800
 2,750   Wisconsin St Hlth & Ed Fac Auth Rev New Castle Pl
         Proj Ser A                                                  7.000   12/01/31     2,855,793
 2,000   Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg
         Proj Ser A                                                  7.000   08/15/19     2,153,580
 1,250   Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg
         Proj Ser A                                                  7.625   08/15/30     1,370,863
 1,115   Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton
         Glen Inc Proj (a)                                           5.750   10/01/18     1,123,418
 2,485   Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton
         Glen Inc Proj                                               5.750   10/01/28     2,487,833
   360   Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton
         Glen Inc Proj                                               5.900   10/01/28       362,563
 1,200   Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem
         Hosp Inc Proj                                               6.500   07/01/23     1,264,176
 1,000   Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem
         Hosp Inc Proj                                               6.625   07/01/28     1,052,010
 2,800   Wisconsin St Hlth & Ed Fac Auth Rev Wheaton Franciscan
         Svcs Ser A                                                  5.125   08/15/33     2,871,484
 2,000   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp
         Inc Ser A                                                   6.500   08/15/24     2,167,600
 2,000   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp
         Inc Ser A                                                   6.500   08/15/26     2,152,060
 1,000   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp
         Inc Ser A                                                   6.750   08/15/34     1,087,890

  250   Wisconsin St Hlth & Ed Fac Blood Ctr Southeastern Proj       5.500   06/01/24         262,753
  750   Wisconsin St Hlth & Ed Fac Blood Ctr Southeastern Proj       5.750   06/01/34         796,103
1,175   Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj           7.125   01/15/22       1,256,616
2,355   Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj           7.250   01/15/33       2,513,586
2,380   Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare Ser C
        (Prerefunded @ 05/01/12)                                     7.500   05/01/32       2,824,727
3,500   Wisconsin St Hlth & Ed Fac Drivers Ser 399 (Inverse Fltg)
        (Acquired 03/02/04, Cost $4,071,565) (MBIA Insd) (a) (b)     8.500   02/15/11       4,044,040
1,800   Wisconsin St Hlth & Ed Fac East Castle Pl Inc Proj           6.125   12/01/34       1,840,446
3,000   Wisconsin St Hlth & Ed Fac Hlthcare Dev Inc Proj
        (Prerefunded @ 11/15/09)                                     6.250   11/15/28       3,296,850
2,250   Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr A              6.250   04/01/34       2,299,950
4,000   Wisconsin St Hlth & Ed Fac Synergy Hlth Inc                  6.000   11/15/23       4,392,200
5,800   Wisconsin St Hlth & Ed Fac Synergy Hlth Inc                  6.000   11/15/32       6,292,362
2,750   Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for the Aging    5.700   03/01/28       2,757,673
                                                                                        -------------
                                                                                          107,443,357
                                                                                        -------------
        WYOMING 0.1%
2,100   Teton Cnty, WY Hosp Dist Hosp Rst Johns Med Ctr              6.750   12/01/22       2,247,525
                                                                                        -------------
        PUERTO RICO 0.3%
2,500   Puerto Rico Comwlth Driver Ser 491 (Inverse Fltg)
        (Acquired 08/04/04, Cost $3,137,044) (FGIC Insd) (a) (b)     7.490   07/01/12       3,123,450
5,000   Puerto Rico Elec Pwr Auth Drivers Ser 500 (Inverse Fltg)
        (Acquired 08/24/04, Cost $5,499,429) (FGIC Insd) (a) (b)     6.490   07/01/12       5,688,200
5,000   Puerto Rico Indl Tourist Ed & Tran Mem Mennonite Gen Hosp
        Proj Ser A                                                   6.500   07/01/26       4,993,850
                                                                                        -------------
                                                                                           13,805,500
                                                                                        -------------
TOTAL MUNICIPAL BONDS 98.9%                                                             4,445,605,208

DESCRIPTION                                                         NUMBER OF SHARES        VALUE
-----------                                                         ----------------   --------------
EQUITY 0.0%
GMT Holdings, LLC (g)                                                     5,990                     0
                                                                                       --------------
TOTAL INVESTMENTS 98.9%
   (Cost $4,193,248,398)                                                                4,445,605,208
OTHER ASSETS IN EXCESS OF LIABILITIES 1.1%                                                 47,272,526
                                                                                       --------------
NET ASSETS 100.0%                                                                      $4,492,877,734
                                                                                       ==============

     Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 12.6% of net assets.

(c)  Interest is accruing at less than the stated coupon.

(d)  Non-income producing security.

(e)  Payment-in-kind security.

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(g) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

ACA      - American Capital Access
AMBAC    - AMBAC Indemnity Corp.
AMT      - Alternative Minimum Tax
CA MTG   - California Mortgage Insurance
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Administration
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GTY AGMT - Guarantee Agreement
LOC      - Letter of Credit
MBIA     - Municipal Bond Investors Assurance Corp.
XLCA     - XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax-Exempt Trust


By: /s/ Ronald E. Robison
    ------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006


By: /s/ Phillip G. Goff
    ------------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: April 19, 2006